UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVISORSHARES TRUST

2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Semi-Annual Report

December 31, 2012

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2012

Thank you for being a shareholder in AdvisorShares ETFs. We are pleased to provide you with this semi-annual report for the period ending December 31, 2012. Thanks to your support, we have been able to greatly increase the actively managed investment strategies we can offer you. From December 31, 2011 through December 31, 2012, we have grown from 11 ETFs to 17 ETFs, and our total assets under management have increased from approximately $420,000,000 to approximately $620,000,000. In this same period, the number of Active ETFs across all sponsors increased from 40 ETFs to 55 ETFs, and total assets under management doubled to approximately $10,000,000,000.

We are looking forward to seeking out new quality investment managers that provide transparency, intra-day liquidity, and better overall operating efficiency. In addition to reading this report, we encourage you to visit www.advisorshares.com to learn more about all the actively managed ETFs currently offered by AdvisorShares and others that are launching soon. There you will find detailed information on each investment strategy along with manager commentary from each ETF’s portfolio management team.

We appreciate your support and use of our ETFs and we hope that you find them helpful to your investment goals.

Sincerely,

Noah Hamman
CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund's webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2012 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended December 31, 2011.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value	Ending Account Value 12/31/2012	Annualized Expense Ratio for the Period	Expenses Paid
Accuvest Global Long Short ETF
Actual	$1,000.00	$1,060.40	1.50%	$7.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
Accuvest Global Opportunities ETF
Actual	$1,000.00	$1,174.00	1.25%	$6.85
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
Cambria Global Tactical ETF
Actual	$1,000.00	$1,055.80	1.07%	$5.54
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.81	1.07%	$5.45
Global Alpha & Beta ETF(1)
Actual	$1,000.00	$1,049.00	1.25%	$6.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.88	1.25%	$6.01

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value	Ending Account Value 12/31/2012	Annualized Expense Ratio for the Period	Expenses Paid
Global Echo ETF
Actual	$1,000.00	$1,016.00	1.50%	$7.62
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
Madrona Domestic ETF
Actual	$1,000.00	$1,096.70	1.25%	$6.61
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
Madrona Global Bond ETF
Actual	$1,000.00	$1,044.40	0.95%	$4.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
Madrona International ETF
Actual	$1,000.00	$1,154.80	1.25%	$6.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
Meidell Tactical Advantage ETF
Actual	$1,000.00	$1,038.40	1.35%	$6.94
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Peritus High Yield ETF
Actual	$1,000.00	$1,073.20	1.34%	$7.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.45	1.34%	$6.82
Pring Turner Business Cycle ETF(2)
Actual	$1,000.00	$996.40	1.49%	$0.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,001.25	1.49%	$0.53
QAM Equity Hedge ETF(3)
Actual	$1,000.00	$1,031.50	1.50%	$6.09
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,014.00	1.50%	$6.04
Ranger Equity Bear ETF
Actual	$1,000.00	$785.30	1.59%	$7.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.19	1.59%	$8.08
Rockledge SectorSAM ETF(3)
Actual	$1,000.00	$999.90	1.50%	$7.56
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value	Ending Account Value 12/31/2012	Annualized Expense Ratio for the Period	Expenses Paid
STAR Global Buy-Write ETF(4)
Actual	$1,000.00	$993.90	1.85%	$5.31
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.06	1.85%	$5.35
Trimtabs Float Shrink ETF
Actual	$1,000.00	$1,039.40	0.99%	$5.09
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
WCM/BNY Mellon Focused Growth ADR ETF
Actual	$1,000.00	$1,089.30	1.25%	$6.58
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

*	Expense ratios reflect expense caps through the period ended December 31, 2012.
(1)	Fund commenced operations on July 10, 2012. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 174/365 (to reflect commencement of operation).
(2)	Fund commenced operations on December 18, 2012. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 13/365 (to reflect commencement of operation).
(3)	Fund commenced operations on August 7, 2012. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 146/365 (to reflect commencement of operation).
(4)	Fund commenced operations on September 17, 2012. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 105/365 (to reflect commencement of operation).

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.6%
Equity Fund — 99.6%
Guggenheim China Small Cap Index ETF	89,719	$2,152,359
iShares MSCI Austria Investable Market Index Fund	196,710	3,578,155
iShares MSCI China Index Fund(a)	75,957	3,686,953
iShares MSCI Germany Index Fund(a)	76,339	1,887,100
iShares MSCI Hong Kong Index Fund	55,355	1,074,994
iShares MSCI South Africa Index Fund(a)	51,527	3,688,303
iShares MSCI South Korea Index Fund	21,550	1,365,408
iShares MSCI Thailand Investable Market Index Fund(a)	24,518	2,022,490
iShares MSCI Turkey Investable Market Index Fund(a)	84,941	5,672,360
iShares S&P India Nifty 50 Index Fund	114,227	2,845,394
Total Exchange Traded Funds (Cost $25,468,535)		27,973,516
MONEY MARKET FUND — 8.5%
Dreyfus Cash Management – Investor Class (Cost $2,383,420)	2,383,420	2,383,420
Total Investments Before Securities Sold, Not Yet Purchased (Cost $27,851,955)		30,356,936
Securities Sold, Not Yet Purchased
EXCHANGE TRADED FUNDS — (51.4)%
Equity Fund
iShares MSCI Brazil Index Fund	42,022	(2,355,753)
iShares MSCI Canada Index Fund	54,515	(1,548,226)
iShares MSCI Chile Investable Market Index Fund	45,947	(2,905,688)
iShares MSCI Italy Index Fund	149,381	(2,009,175)
iShares MSCI Malaysia Index Fund	119,276	(1,804,646)
iShares MSCI Netherlands Investable Market Index Fund	28,596	(586,504)
iShares MSCI Russia Capped Index Fund	28,596	(676,296)
iShares MSCI Taiwan Index Fund	113,816	(1,550,174)
iShares Russell 2000 Index Fund	11,770	(992,093)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(13,401,016)]		(14,428,555)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Equity Fund — (51.4)% (continued)
Total Investments Net of Securities Sold, Not Yet Purchased – 56.7% (Cost $14,450,939)		$15,928,381
Other Assets in Excess of Liabilities — 43.3%		12,168,461
Net Assets — 100.0%		$28,096,842

ETF — Exchange Traded Fund

(a)	Represents security, or a portion thereof, segregated as collateral for securities sold, not yet purchased.

Cash of $12,279,345 has been segregated to cover requirement for open short sales as of December 31, 2012.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	48.2%
Money Market Fund	8.5
Total Investments	56.7
Other Assets in Excess of Liabilities	43.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Equity Fund — 100.0%
iShares MSCI Austria Investable Market Index Fund	181,407	$3,299,793
iShares MSCI China Index Fund	80,059	3,886,064
iShares MSCI South Africa Index Fund	42,219	3,022,036
iShares MSCI Turkey Investable Market Index Fund	61,967	4,138,156
iShares S&P India Nifty 50 Index Fund	107,384	2,674,936
Total Exchange Traded Funds (Cost $15,700,911)		17,020,985
MONEY MARKET FUND — 1.3%
Dreyfus Cash Management — Institutional Class (Cost $221,611)	221,611	221,611
Total Investments — 101.3% (Cost $15,922,522)		17,242,596
Liabilities in Excess of Other Assets — (1.3)%		(215,287)
Net Assets — 100.0%		$17,027,309

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	100.0%
Money Market Fund	1.3
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.7%
Commodity Fund — 7.4%
PowerShares DB Base Metals Fund*	122,124	$2,354,551
PowerShares DB Precious Metals Fund*	40,959	2,338,349
Total Commodity Fund		4,692,900
Debt Fund — 26.9%
iShares Barclays 1 – 3 Year Treasury Bond Fund	5,682	479,674
iShares Barclays 3 – 7 Year Treasury Bond Fund	3,884	478,587
iShares Barclays 7 – 10 Year Treasury Bond Fund	4,429	476,073
iShares Barclays 20+ Year Treasury Bond Fund	19,589	2,373,795
iShares Barclays MBS Bond Fund	4,430	478,440
iShares Barclays TIPS Bond Fund	3,925	476,534
iShares Core Total US Bond Market ETF	4,281	475,576
iShares iBoxx $ High Yield Corporate Bond Fund	27,010	2,521,384
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,888	2,527,239
PIMCO Enhanced Short Maturity ETF	4,728	479,797
PowerShares Emerging Markets Sovereign Debt Portfolio	85,414	2,686,270
PowerShares Fundamental High Yield Corporate Bond Portfolio	114,211	2,198,676
SPDR Barclays International Treasury Bond ETF	7,940	484,499
Vanguard Short-Term Bond ETF	5,898	477,679
Vanguard Total Bond Market ETF	5,657	475,358
Total Debt Fund		17,089,581
Equity Fund — 63.4%
Consumer Discretionary Select Sector SPDR Fund	20,216	958,845
Energy Select Sector SPDR Fund	10,681	763,051
Financial Select Sector SPDR Fund	121,118	1,986,335
Global X FTSE Greece 20 ETF	40,987	740,225
Health Care Select Sector SPDR Fund	47,404	1,893,790
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	87,182	1,192,650
iShares FTSE NAREIT Residential Plus Capped Index Fund	40,268	1,951,581
iShares MSCI All Peru Capped Index Fund	14,238	653,241
iShares MSCI Austria Investable Market Index Fund	75,850	1,379,711

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Equity Fund — 63.4% (continued)
iShares MSCI Belgium Investable Market Index Fund	100,899	$1,397,451
iShares MSCI EAFE Small Capital Index Fund	14,222	578,978
iShares MSCI Germany Index Fund	55,187	1,364,223
iShares MSCI Hong Kong Index Fund	66,168	1,284,983
iShares MSCI Italy Index Fund	102,558	1,379,405
iShares MSCI Mexico Investable Market Index Fund	19,115	1,348,181
iShares MSCI Spain Index Fund	45,059	1,363,485
iShares MSCI Thailand Investable Market Index Fund	16,773	1,383,605
iShares MSCI Turkey Investable Market Index Fund	20,500	1,368,990
iShares Russell Microcap(R) Index Fund	5,119	267,468
Market Vectors Russia ETF	39,774	1,192,027
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	13,892	506,419
PowerShares FTSE RAFI Emerging Markets Portfolio	22,390	510,940
PowerShares FTSE RAFI US 1000 Portfolio	5,190	324,012
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	4,771	331,775
PowerShares QQQ Trust, Series 1	2,940	191,423
SPDR Dow Jones International Real Estate ETF	83,072	3,435,027
SPDR S&P Emerging Markets SmallCap ETF	12,300	573,672
Vanguard FTSE All-World ex-U.S. ETF	14,572	666,669
Vanguard Global ex-U.S. Real Estate ETF	38,413	2,113,867
Vanguard Mid-Cap ETF	3,937	324,330
Vanguard MSCI Emerging Markets ETF	11,353	505,549
Vanguard REIT ETF	58,850	3,872,330
Vanguard Small-Cap ETF	4,037	326,593
Vanguard Total Stock Market ETF	4,353	319,031
WisdomTree Emerging Markets Equity Income Fund	11,950	682,584
WisdomTree Emerging Markets SmallCap Dividend Fund	11,669	576,915
WisdomTree International SmallCap Dividend Fund	11,489	598,922
Total Equity Fund		40,308,283
Total Exchange Traded Funds (Cost $58,199,487)		62,090,764

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 4.4%
Invesco Government & Agency Portfolio – Private Investment Class (Cost $2,822,869)	2,822,869	$2,822,869
Total Investments — 102.1% (Cost $61,022,356)		64,913,633
Liabilities in Excess of Other Assets — (2.1)%		(1,334,660)
Net Assets — 100.0%		$63,578,973

ETF	— Exchange Traded Fund
MBS	— Mortgage Backed Securities
REIT	— Real Estate Investment Trust
TIPS	— Treasury Inflation Protected Securities
*	Non-income producing security

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	7.4%
Debt Fund	26.9
Equity Fund	63.4
Money Market Fund	4.4
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ALPHA & BETA ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 56.8%
Aerospace/Defense — 3.0%
Northrop Grumman Corp.	582	$39,332
Agriculture — 2.6%
Philip Morris International, Inc.	408	34,125
Apparel — 2.2%
NIKE, Inc., Class B	548	28,277
Auto Manufacturers — 2.3%
Volvo AB (Sweden)(a)	2,224	30,402
Banks — 6.5%
Banco Santander Chile (Chile)(a)	1,514	43,134
Bank of Nova Scotia (Canada)	716	41,442
Total Banks		84,576
Beverages — 3.2%
Diageo PLC (United Kingdom)(a)	362	42,202
Computers — 2.4%
Apple, Inc.	58	30,916
Distribution/Wholesale — 3.1%
Genuine Parts Co.	635	40,373
Electric — 1.9%
NextEra Energy, Inc.	364	25,185
Food — 3.0%
H.J. Heinz Co.	682	39,338
Iron/Steel — 2.5%
Vale SA, Class B (Brazil)(a)	1,545	32,383

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ALPHA & BETA ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Oil & Gas — 7.3%
Ecopetrol SA (Colombia)(a)	442	$26,374
Statoil ASA (Norway)(a)	1,592	39,864
Suncor Energy, Inc.	866	28,561
Total Oil & Gas		94,799
Pharmaceuticals — 10.1%
Johnson & Johnson	548	38,415
Novartis AG (Switzerland)(a)	664	42,031
Novo Nordisk A/S (Denmark)(a)	168	27,419
Teva Pharmaceutical Industries Ltd. (Israel)(a)	630	23,524
Total Pharmaceuticals		131,389
Pipelines — 2.8%
Kinder Morgan Energy Partners, LP	452	36,065
Savings & Loans — 1.9%
Brookline Bancorp, Inc.	2,961	25,168
Semiconductors — 2.0%
KLA-Tencor Corp.	542	25,886
Total Common Stocks (Cost $697,265)		740,416
EXCHANGE TRADED FUNDS — 33.9%
Commodity Fund — 2.0%
PowerShares DB Gold Fund*	450	25,807
Equity Fund — 31.9%
Consumer Discretionary Select Sector SPDR Fund	852	40,410
First Trust NASDAQ Technology Dividend Index Fund	4,997	96,542
Global X Fertilizers/Potash ETF	1,900	26,676
iShares Dow Jones US Medical Devices Index Fund	378	25,553
iShares Dow Jones US Technology Sector Index Fund	1,313	92,855
iShares S&P Emerging Markets Infrastructure Index Fund	774	26,417
iShares S&P Global Materials Sector Index Fund	472	29,477
PowerShares Water Resources Portfolio	1,352	28,054

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ALPHA & BETA ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Equity Fund — 31.9% (continued)
Vanguard Telecommunication Services ETF	716	$50,127
Total Equity Fund		416,111
Total Exchange Traded Funds (Cost $427,863)		441,918
MONEY MARKET FUND — 10.6%
Wells Fargo Advantage Government Money Market Fund – Institutional Class (Cost $137,951)	137,951	137,951
Total Investments — 101.3% (Cost $1,263,079)		1,320,285
Liabilities in Excess of Other Assets — (1.3)%		(16,926)
Net Assets — 100.0%		$1,303,359

ETF — Exchange Traded Fund

(a)	American Depositary Receipt
*	Non-income producing security

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.0%
Agriculture	2.6
Apparel	2.2
Auto Manufacturers	2.3
Banks	6.5
Beverages	3.2
Commodity Fund	2.0
Computers	2.4
Distribution/Wholesale	3.1
Electric	1.9
Equity Fund	31.9
Food	3.0
Iron/Steel	2.5
Oil & Gas	7.3
Pharmaceuticals	10.1
Pipelines	2.8
Savings & Loans	1.9
Semiconductors	2.0
Money Market Fund	10.6
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ECHO ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 46.5%
Auto Parts & Equipment — 1.6%
Johnson Controls, Inc.	2,682	$82,337
Banks — 1.2%
Banco Bradesco SA (Brazil)(a)	2,032	35,296
City National Corp.	517	25,602
Total Banks		60,898
Biotechnology — 3.1%
Illumina, Inc.*	531	29,518
Life Technologies Corp.*	930	45,645
Novozymes A/S (Denmark)(a)	2,994	84,730
Total Biotechnology		159,893
Building Materials — 0.7%
Toto Ltd. (Japan)(a)	2,415	36,008
Commercial Services — 1.6%
Automatic Data Processing, Inc.	697	39,736
MasterCard, Inc., Class A	88	43,233
Total Commercial Services		82,969
Computers — 3.4%
Apple, Inc.	104	55,435
EMC Corp.*	1,411	35,698
Maxwell Technologies, Inc.*	3,578	29,662
Stratasys Ltd.*	381	30,537
Teradata Corp.*	350	21,662
Total Computers		172,994
Cosmetics/Personal Care — 0.9%
Procter & Gamble Co. (The)	708	48,066
Distribution/Wholesale — 1.2%
LKQ Corp.*	2,960	62,456
Diversified Financial Services — 0.5%
Wageworks, Inc.*	1,307	23,265

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Electric — 0.6%
Enernoc, Inc.*	2,551	$29,974
Electronics — 0.7%
Itron, Inc.*	842	37,511
Engineering & Construction — 0.5%
Aegion Corp., Class A*	1,259	27,937
Environmental Control — 1.0%
Stericycle, Inc.*	283	26,395
Tomra Systems ASA (Norway)(a)	2,996	27,264
Total Environmental Control		53,659
Food — 3.4%
Hain Celestial Group, Inc. (The)*	846	45,870
Nestle SA (Switzerland)(a)	631	41,122
Smart Balance, Inc.*	1,866	24,071
United Natural Foods, Inc.*	1,160	62,165
Total Food		173,228
Healthcare – Products — 0.7%
Covidien PLC (Ireland)	615	35,510
Healthcare – Services — 0.7%
Laboratory Corp. of America Holdings*	401	34,735
Home Builders — 0.9%
Daiwa House Industry Co. Ltd. (Japan)(a)	281	48,051
Internet — 2.1%
Amazon.com, Inc.*	104	26,119
F5 Networks, Inc.*	335	32,545
Google, Inc., Class A*	70	49,656
Total Internet		108,320
Machinery – Diversified — 0.7%
Xylem, Inc.	1,341	36,341

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing — 1.0%
Aptargroup, Inc.	730	$34,836
Pure Technologies Ltd. (Canada)*	3,746	17,044
Total Miscellaneous Manufacturing		51,880
Office Furnishings — 0.6%
Interface, Inc.,	1,832	29,459
Oil & Gas — 0.7%
EnCana Corp. (Canada)	1,742	34,422
Pharmaceuticals — 4.4%
GlaxoSmithKline PLC (United Kingdom)(a)	1,072	46,600
Johnson & Johnson	579	40,588
Novartis AG (Switzerland)(a)	880	55,704
Perrigo Co.	337	35,058
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,255	46,861
Total Pharmaceuticals		224,811
Pipelines — 0.4%
Kinder Morgan, Inc.	619	21,869
Real Estate Investment Trusts — 1.1%
HCP, Inc.	577	26,069
Prologis, Inc.	770	28,097
Total Real Estate Investment Trusts		54,166
Retail — 2.1%
CVS Caremark Corp.	1,050	50,768
Home Depot, Inc. (The)	517	31,976
J.C. Penney Co., Inc.	1,197	23,593
Total Retail		106,337
Semiconductors — 1.8%
Cree, Inc.*	960	32,621
First Solar, Inc.*	968	29,892
NXP Semiconductor NV (Netherlands)*	1,191	31,406
Total Semiconductors		93,919

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Software — 0.7%
Adobe Systems, Inc.*	665	$25,057
Fiserv, Inc.*	160	12,645
Total Software		37,702
Telecommunications — 4.5%
Cisco Systems, Inc.	3,596	70,661
Corning, Inc.	1,796	22,666
IPG Photonics Corp.	473	31,525
Telefonica Brasil SA (Brazil)(a)	1,293	31,110
Telenor ASA (Norway)(a)	1,229	74,649
Total Telecommunications		230,611
Transportation — 1.6%
Canadian National Railway Co. (Canada)	569	51,784
Union Pacific Corp.	247	31,053
Total Transportation		82,837
Water — 2.1%
American Water Works Co., Inc.	1,219	45,262
Severn Trent PLC (United Kingdom)(a)	2,445	62,506
Total Water		107,768
Total Common Stocks (Cost $2,279,795)		2,389,933
MONEY MARKET FUNDS — 9.1%
Federated Government Obligations Fund	39,947	39,947
Fidelity Institutional Money Market Government Portfolio – Class I	208,932	208,932
Fidelity Institutional Money Market Portfolio – Institutional Class	219,661	219,661
Total Money Market Funds (Cost $468,540)		468,540
COMMERCIAL MORTGAGE BACKED SECURITIES — 8.6%
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	250,000	271,345
Government National Mortgage Association, Class B, Series 2011-64, 4.00%@, 10/16/44	150,000	167,964
Total Commercial Mortgage Backed Securities (Cost $432,568)		439,309

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
ASSET BACKED SECURITIES — 8.7%
SBAP 2007 – 20F 1, 5.71%, 06/01/27	158,219	$185,064
SBAP 2009 – 20H 1, 4.45%, 08/01/29	235,454	262,082
Total Asset Backed Securities (Cost $447,213)		447,146
MUNICIPAL BONDS — 3.3%
Tippecanoe County School Building Corp., Revenue Bonds, (State Aid Withholding) 4.54%, 01/15/17 (Cost $167,171)	150,000	167,085
EXCHANGE TRADED FUNDS — 23.6%
Equity Fund — 23.6%
First Trust ISE Global Wind Energy Index Fund	3,398	23,582
Global X Lithium ETF	951	13,675
Guggenheim S&P Global Water Index ETF	2,060	45,806
iShares MSCI Kld 400 Social Index Fund	2,402	124,280
Pax MSCI EAFE Esg Index ETF	997	24,437
PowerShares Cleantech Portfolio	2,577	59,580
PowerShares Global Clean Energy Portfolio	9,697	76,509
PowerShares Water Resources Portfolio	3,296	68,392
PowerShares Wilderhill Clean Energy Portfolio	5,051	20,608
Proshares Short 20+ Year Treasury*	300	8,814
Proshares Short FTSE China 25*	100	3,550
Proshares Short QQQ*	2,200	56,254
Ranger Equity Bear ETF*†	843	15,410
SPDR Barclays Capital 1 – 3 Month T-Bill ETF*	14,676	672,308
Total Exchange Traded Funds (Cost $1,203,816)		1,213,205
Total Investments — 99.8% (Cost $4,999,103)		5,125,218
Other Assets in Excess of Liabilities — 0.2%		12,606
Net Assets — 100.0%		$5,137,824

ETF — Exchange Traded Fund

(a)	American Depositary Receipt
*	Non-income producing security
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.
†	Affiliated company (See Note 8).

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
GLOBAL ECHO ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	8.7%
Auto Parts & Equipment	1.6
Banks	1.2
Biotechnology	3.1
Building Materials	0.7
Commercial Mortgage Backed Securities	8.6
Commercial Services	1.6
Computers	3.4
Cosmetics/Personal Care	0.9
Distribution/Wholesale	1.2
Diversified Financial Services	0.5
Electric	0.6
Electronics	0.7
Engineering & Construction	0.5
Environmental Control	1.0
Equity Fund	23.6
Food	3.4
Healthcare – Products	0.7
Healthcare – Services	0.7
Home Builders	0.9
Internet	2.1
Machinery – Diversified	0.7
Miscellaneous Manufacturing	1.0
Municipal Bonds	3.3
Office Furnishings	0.6
Oil & Gas	0.7
Pharmaceuticals	4.4
Pipelines	0.4
Real Estate Investment Trusts	1.1
Retail	2.1
Semiconductors	1.8
Software	0.7
Telecommunications	4.5
Transportation	1.6
Water	2.1
Money Market Fund	9.1
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.7%
Advertising — 0.6%
Interpublic Group of Cos., Inc. (The)	4,857	$53,524
Omnicom Group, Inc.	625	31,225
Total Advertising		84,749
Aerospace/Defense — 1.4%
Boeing Co. (The)	358	26,979
General Dynamics Corp.	568	39,345
L-3 Communications Holdings, Inc.	131	10,037
Lockheed Martin Corp.	226	20,858
Northrop Grumman Corp.	120	8,110
Raytheon Co.	656	37,759
Rockwell Collins, Inc.	503	29,260
United Technologies Corp.	436	35,756
Total Aerospace/Defense		208,104
Agriculture — 0.8%
Altria Group, Inc.	571	17,941
Archer-Daniels-Midland Co.	1,371	37,552
Lorillard, Inc.	240	28,001
Philip Morris International, Inc.	254	21,244
Reynolds American, Inc.	419	17,359
Total Agriculture		122,097
Airlines — 0.4%
Southwest Airlines Co.	6,674	68,342
Apparel — 0.9%
Coach, Inc.	887	49,237
Nike, Inc., Class B	603	31,115
Ralph Lauren Corp.	188	28,185
VF Corp.	206	31,100
Total Apparel		139,637

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Auto Manufacturers — 0.6%
Ford Motor Co.	3,571	$46,245
PACCAR, Inc.	858	38,790
Total Auto Manufacturers		85,035
Auto Parts & Equipment — 1.3%
BorgWarner, Inc.*	842	60,304
Goodyear Tire & Rubber Co. (The)*	4,824	66,619
Johnson Controls, Inc.	2,220	68,154
Total Auto Parts & Equipment		195,077
Banks — 5.6%
Bank of America Corp.	2,848	33,037
Bank of New York Mellon Corp. (The)	1,792	46,054
BB&T Corp.	1,477	42,996
Capital One Financial Corp.	870	50,399
Citigroup, Inc.	1,485	58,747
Comerica, Inc.	1,425	43,235
Fifth Third Bancorp	1,858	28,223
First Horizon National Corp.	4,651	46,091
Goldman Sachs Group, Inc. (The)	340	43,370
Huntington Bancshares, Inc.	2,851	18,218
JPMorgan Chase & Co.	661	29,064
KeyCorp	2,241	18,869
M&T Bank Corp.	352	34,661
Morgan Stanley	2,869	54,855
Northern Trust Corp.	817	40,981
PNC Financial Services Group, Inc.	257	14,986
Regions Financial Corp.	4,915	34,995
State Street Corp.	1,142	53,685
SunTrust Banks, Inc.	1,957	55,481
US Bancorp	901	28,778
Wells Fargo & Co.	1,233	42,144
Zions Bancorporation	1,317	28,184
Total Banks		847,053

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Beverages — 1.1%
Beam, Inc.	322	$19,671
Brown-Forman Corp., Class B	259	16,382
Coca-Cola Co. (The)	401	14,536
Coca-Cola Enterprises, Inc.	703	22,306
Constellation Brands, Inc., Class A*	790	27,958
Dr Pepper Snapple Group, Inc.	496	21,913
Molson Coors Brewing Co., Class B	260	11,126
Monster Beverage Corp.*	549	29,031
PepsiCo, Inc.	150	10,265
Total Beverages		173,188
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	207	19,419
Amgen, Inc.	381	32,888
Biogen Idec, Inc.*	179	26,254
Celgene Corp.*	710	55,891
Gilead Sciences, Inc.*	708	52,003
Life Technologies Corp.*	729	35,779
Total Biotechnology		222,234
Building Materials — 0.1%
Masco Corp.	628	10,462
Chemicals — 2.9%
Air Products & Chemicals, Inc.	378	31,760
Airgas, Inc.	429	39,163
CF Industries Holdings, Inc.	41	8,330
Dow Chemical Co. (The)	1,279	41,337
E.I. du Pont de Nemours & Co.	536	24,104
Eastman Chemical Co.	907	61,721
Ecolab, Inc.	549	39,473
FMC Corp.	549	32,127

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Chemicals — 2.9% (continued)
International Flavors & Fragrances, Inc.	271	$18,032
Monsanto Co.	217	20,539
Mosaic Co. (The)	592	33,525
PPG Industries, Inc.	169	22,874
Praxair, Inc.	235	25,721
Sherwin-Williams Co. (The)	152	23,381
Sigma-Aldrich Corp.	196	14,422
Total Chemicals		436,509
Commercial Services — 3.4%
Apollo Group, Inc., Class A*	1,830	38,284
Automatic Data Processing, Inc.	267	15,222
Equifax, Inc.	541	29,279
H&R Block, Inc.	2,801	52,015
Iron Mountain, Inc.	470	14,594
MasterCard, Inc., Class A	87	42,741
Moody's Corp.	925	46,546
Paychex, Inc.	474	14,760
Quanta Services, Inc.*	1,517	41,399
Robert Half International, Inc.	2,011	63,990
RR Donnelley & Sons Co.	875	7,875
SAIC, Inc.	4,395	49,751
Total System Services, Inc.	946	20,263
Visa, Inc., Class A	316	47,899
Western Union Co. (The)	2,731	37,169
Total Commercial Services		521,787
Computers — 2.9%
Apple, Inc.	92	49,039
Cognizant Technology Solutions Corp., Class A*	666	49,317
Computer Sciences Corp.	898	35,965
Dell, Inc.	5,607	56,799
EMC Corp.*	1,923	48,652
International Business Machines Corp.	168	32,180

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Computers — 2.9% (continued)
NetApp, Inc.*	1,527	$51,231
SanDisk Corp.*	588	25,613
Teradata Corp.*	287	17,762
Western Digital Corp.	1,601	68,027
Total Computers		434,585
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	126	13,172
Estee Lauder Cos., Inc. (The), Class A	325	19,455
Procter & Gamble Co. (The)	187	12,695
Total Cosmetics/Personal Care		45,322
Distribution/Wholesale — 0.9%
Fastenal Co.	465	21,711
Fossil, Inc.*	655	60,980
Genuine Parts Co.	320	20,346
W.W. Grainger, Inc.	144	29,141
Total Distribution/Wholesale		132,178
Diversified Financial Services — 4.3%
American Express Co.	726	41,731
Ameriprise Financial, Inc.	988	61,878
BlackRock, Inc.	235	48,577
Charles Schwab Corp. (The)	1,765	25,345
CME Group, Inc.	308	15,619
Discover Financial Services	1,327	51,156
E*Trade Financial Corp.*	3,391	30,349
Federated Investors, Inc., Class B	1,229	24,863
Franklin Resources, Inc.	311	39,093
IntercontinentalExchange, Inc.*	241	29,838
Invesco Ltd. (Bermuda)	1,594	41,588
Legg Mason, Inc.	2,385	61,342
NASDAQ OMX Group, Inc. (The)	1,925	48,144
NYSE Euronext	1,785	56,299

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Diversified Financial Services — 4.3% (continued)
SLM Corp.	3,231	$55,347
T. Rowe Price Group, Inc.	461	30,025
Total Diversified Financial Services		661,194
Electric — 1.7%
AES Corp. (The)	4,421	47,305
American Electric Power Co., Inc.	157	6,701
CMS Energy Corp.	541	13,190
Consolidated Edison, Inc.	118	6,554
Dominion Resources, Inc.	207	10,723
DTE Energy Co.	172	10,329
Duke Energy Corp.	118	7,528
Edison International	123	5,558
Entergy Corp.	158	10,073
Integrys Energy Group, Inc.	185	9,661
NextEra Energy, Inc.	171	11,831
Northeast Utilities	338	13,209
NRG Energy, Inc.	769	17,679
Pepco Holdings, Inc.	669	13,119
PG&E Corp.	200	8,036
Pinnacle West Capital Corp.	250	12,745
Public Service Enterprise Group, Inc.	195	5,967
SCANA Corp.	181	8,261
Southern Co. (The)	236	10,103
TECO Energy, Inc.	457	7,659
Wisconsin Energy Corp.	279	10,281
Xcel Energy, Inc.	437	11,672
Total Electric		258,184
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	896	47,452
Molex, Inc.	1,057	28,888
Total Electrical Components & Equipment		76,340

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Electronics — 2.2%
Agilent Technologies, Inc.	1,257	$51,462
Amphenol Corp., Class A	687	44,449
FLIR Systems, Inc.	519	11,579
Honeywell International, Inc.	763	48,428
Jabil Circuit, Inc.	3,429	66,145
PerkinElmer, Inc.	1,322	41,960
Thermo Fisher Scientific, Inc.	807	51,470
Waters Corp.*	297	25,875
Total Electronics		341,368
Engineering & Construction — 0.6%
Fluor Corp.	732	42,998
Jacobs Engineering Group, Inc.*	1,237	52,659
Total Engineering & Construction		95,657
Entertainment — 0.3%
International Game Technology	3,779	53,548
Environmental Control — 0.4%
Republic Services, Inc.	728	21,352
Stericycle, Inc.*	263	24,530
Waste Management, Inc.	387	13,058
Total Environmental Control		58,940
Food — 2.8%
Campbell Soup Co.	320	11,165
ConAgra Foods, Inc.	664	19,588
Dean Foods Co.*	3,680	60,757
General Mills, Inc.	425	17,174
H.J. Heinz Co.	259	14,939
Hershey Co. (The)	226	16,322
Hormel Foods Corp.	996	31,085
JM Smucker Co. (The)	198	17,076
Kellogg Co.	315	17,593

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Food — 2.8% (continued)
Kraft Foods Group, Inc.	254	$11,549
Kroger Co. (The)	1,781	46,342
McCormick & Co., Inc.	244	15,501
Mondelez International, Inc., Class A	781	19,892
Safeway, Inc.	3,436	62,157
Sysco Corp.	602	19,059
Tyson Foods, Inc., Class A	1,636	31,738
Whole Foods Market, Inc.	221	20,184
Total Food		432,121
Forest Products & Paper — 0.3%
International Paper Co.	637	25,378
MeadWestvaco Corp.	533	16,987
Total Forest Products & Paper		42,365
Gas — 0.3%
AGL Resources, Inc.	242	9,673
CenterPoint Energy, Inc.	453	8,720
NiSource, Inc.	804	20,012
Sempra Energy	117	8,300
Total Gas		46,705
Hand/Machine Tools — 0.5%
Snap-On, Inc.	425	33,571
Stanley Black & Decker, Inc.	555	41,053
Total Hand/Machine Tools		74,624
Healthcare – Products — 2.7%
Baxter International, Inc.	398	26,531
Becton Dickinson and Co.	249	19,469
Boston Scientific Corp.*	3,438	19,700
C.R. Bard, Inc.	217	21,210
CareFusion Corp.*	1,145	32,724
DENTSPLY International, Inc.	912	36,124

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Healthcare – Products — 2.7% (continued)
Edwards Lifesciences Corp.*	328	$29,576
Hospira, Inc.*	694	21,681
Intuitive Surgical, Inc.*	40	19,615
Medtronic, Inc.	420	17,228
Patterson Cos., Inc.	798	27,315
St. Jude Medical, Inc.	761	27,502
Stryker Corp.	710	38,922
Varian Medical Systems, Inc.*	575	40,388
Zimmer Holdings, Inc.	615	40,996
Total Healthcare – Products		418,981
Healthcare – Services — 3.0%
Aetna, Inc.	1,231	56,995
Cigna Corp.	1,057	56,507
Coventry Health Care, Inc.	595	26,674
DaVita, Inc.*	268	29,622
Humana, Inc.	536	36,786
Laboratory Corp. of America Holdings*	466	40,365
Quest Diagnostics, Inc.	587	34,205
Tenet Healthcare Corp.*	2,169	70,427
UnitedHealth Group, Inc.	931	50,497
WellPoint, Inc.	838	51,051
Total Healthcare – Services		453,129
Home Builders — 0.6%
DR Horton, Inc.	582	11,512
Lennar Corp., Class A	315	12,181
Pultegroup, Inc.*	3,435	62,380
Total Home Builders		86,073
Home Furnishings — 0.4%
Harman International Industries, Inc.	1,339	59,773

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Household Products/Wares — 0.4%
Avery Dennison Corp.	696	$24,304
Clorox Co. (The)	182	13,326
Kimberly-Clark Corp.	201	16,971
Total Household Products/Wares		54,601
Housewares — 0.2%
Newell Rubbermaid, Inc.	1,690	37,636
Insurance — 5.6%
Aflac, Inc.	1,118	59,388
Allstate Corp. (The)	1,129	45,352
American International Group, Inc.*	1,634	57,680
Aon PLC	564	31,358
Assurant, Inc.	1,364	47,331
Berkshire Hathaway, Inc., Class B*	104	9,329
Chubb Corp. (The)	351	26,437
Cincinnati Financial Corp.	268	10,495
Genworth Financial, Inc., Class A*	10,764	80,838
Hartford Financial Services Group, Inc. (The)	2,749	61,688
Lincoln National Corp.	2,362	61,176
Marsh & McLennan Cos., Inc.	850	29,299
MetLife, Inc.	1,672	55,076
Principal Financial Group, Inc.	2,099	59,863
Progressive Corp. (The)	760	16,036
Prudential Financial, Inc.	1,021	54,450
Torchmark Corp.	919	47,485
Travelers Cos., Inc. (The)	660	47,401
Unum Group	2,824	58,796
Total Insurance		859,478
Internet — 2.4%
Amazon.com, Inc.*	30	7,534
eBay, Inc.*	630	32,143
Expedia, Inc.	628	38,591

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Internet — 2.4% (continued)
F5 Networks, Inc.*	461	$44,786
Google, Inc., Class A*	61	43,272
priceline.com, Inc.*	82	50,938
Symantec Corp.*	1,934	36,379
TripAdvisor, Inc.*	1,119	46,953
VeriSign, Inc.*	553	21,467
Yahoo! Inc.*	2,306	45,889
Total Internet		367,952
Iron/Steel — 0.8%
Allegheny Technologies, Inc.	1,558	47,301
Cliffs Natural Resources, Inc.	1,137	43,843
Nucor Corp.	325	14,033
United States Steel Corp.	537	12,818
Total Iron/Steel		117,995
Leisure Time — 0.6%
Carnival Corp. (Panama)	756	27,798
Harley-Davidson, Inc.	1,173	57,289
Total Leisure Time		85,087
Lodging — 0.9%
Marriott International, Inc., Class A	1,163	43,345
Starwood Hotels & Resorts Worldwide, Inc.	653	37,456
Wynn Resorts Ltd.	487	54,783
Total Lodging		135,584
Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	688	61,631
Joy Global, Inc.	964	61,484
Total Machinery – Construction & Mining		123,115
Machinery – Diversified — 1.7%
Cummins, Inc.	604	65,443

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Machinery – Diversified — 1.7% (continued)
Deere & Co.	483	$41,741
Flowserve Corp.	256	37,581
Rockwell Automation, Inc.	655	55,013
Roper Industries, Inc.	222	24,749
Xylem, Inc.	1,133	30,704
Total Machinery – Diversified		255,231
Media — 3.5%
Cablevision Systems Corp., Class A	1,054	15,747
CBS Corp., Class B	1,378	52,433
Comcast Corp., Class A	1,067	39,884
DIRECTV*	1,135	56,932
Discovery Communications, Inc., Class A*	749	47,547
Gannett Co., Inc.	1,090	19,631
McGraw-Hill Cos., Inc. (The)	685	37,449
News Corp., Class A	2,125	54,272
Scripps Networks Interactive, Inc., Class A	547	31,682
Time Warner Cable, Inc.	500	48,595
Time Warner, Inc.	991	47,400
Viacom, Inc., Class B	958	50,525
Walt Disney Co. (The)	760	37,840
Total Media		539,937
Metal Fabricate/Hardware — 0.3%
Precision Castparts Corp.	259	49,060
Mining — 0.6%
Alcoa, Inc.	1,832	15,902
Freeport-McMoRan Copper & Gold, Inc.	307	10,499
Titanium Metals Corp.	3,612	59,634
Total Mining		86,035
Miscellaneous Manufacturing — 2.8%
3M Co.	352	32,683
Danaher Corp.	635	35,496

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing — 2.8% (continued)
Dover Corp.	956	$62,819
Eaton Corp. PLC (Ireland)	1,117	60,541
General Electric Co.	1,661	34,864
Illinois Tool Works, Inc.	370	22,500
Leggett & Platt, Inc.	1,739	47,336
Pall Corp.	364	21,935
Parker Hannifin Corp.	186	15,821
Pentair Ltd. (Switzerland)	752	36,961
Textron, Inc.	2,305	57,141
Total Miscellaneous Manufacturing		428,097
Office/Business Equipment — 0.2%
Xerox Corp.	5,291	36,085
Oil & Gas — 4.9%
Anadarko Petroleum Corp.	88	6,539
Apache Corp.	168	13,188
Cabot Oil & Gas Corp.	390	19,399
CONSOL Energy, Inc.	426	13,675
Denbury Resources, Inc.*	3,474	56,279
Diamond Offshore Drilling, Inc.	636	43,223
EOG Resources, Inc.	243	29,352
EQT Corp.	526	31,023
Exxon Mobil Corp.	84	7,270
Helmerich & Payne, Inc.	948	53,097
Hess Corp.	250	13,240
Marathon Petroleum Corp.	1,073	67,599
Murphy Oil Corp.	548	32,633
Newfield Exploration Co.*	415	11,114
Noble Energy, Inc.	144	14,651
Peabody Energy Corp.	903	24,029
Phillips 66	1,163	61,755
Pioneer Natural Resources Co.	300	31,977
QEP Resources, Inc.	931	28,181
Rowan Cos. PLC, Class A (United Kingdom)*	1,774	55,473

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Oil & Gas — 4.9% (continued)
Tesoro Corp.	1,544	$68,013
Valero Energy Corp.	1,864	63,600
Total Oil & Gas		745,310
Oil & Gas Services — 2.1%
Baker Hughes, Inc.	1,267	51,744
Cameron International Corp.*	1,014	57,250
FMC Technologies, Inc.*	1,134	48,569
Halliburton Co.	1,703	59,077
National Oilwell Varco, Inc.	705	48,187
Schlumberger Ltd. (Curacao)	723	50,097
Total Oil & Gas Services		314,924
Packaging & Containers — 0.9%
Ball Corp.	961	43,005
Bemis Co., Inc.	469	15,693
Owens-Illinois, Inc.*	2,709	57,620
Sealed Air Corp.	1,536	26,895
Total Packaging & Containers		143,213
Pharmaceuticals — 2.8%
Abbott Laboratories	364	23,842
Allergan, Inc.	275	25,226
AmerisourceBergen Corp.	1,085	46,850
Bristol-Myers Squibb Co.	253	8,245
Cardinal Health, Inc.	1,042	42,909
Express Scripts Holding Co.*	787	42,498
Forest Laboratories, Inc.*	178	6,287
Johnson & Johnson	257	18,016
McKesson Corp.	558	54,104
Mead Johnson Nutrition Co.	257	16,934
Merck & Co., Inc.	257	10,521
Mylan, Inc.*	2,139	58,780
Perrigo Co.	177	18,413

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 2.8% (continued)
Pfizer, Inc.	296	$7,424
Watson Pharmaceuticals, Inc.*	475	40,850
Total Pharmaceuticals		420,899
Pipelines — 0.4%
Kinder Morgan, Inc.	694	24,519
ONEOK, Inc.	471	20,135
Spectra Energy Corp.	314	8,598
Williams Cos., Inc. (The)	399	13,063
Total Pipelines		66,315
Real Estate — 0.3%
CBRE Group, Inc.*	2,366	47,083
Real Estate Investment Trust — 0.5%
American Tower Corp., Class A	201	15,531
AvalonBay Communities, Inc.	59	8,000
Equity Residential	122	6,914
HCP, Inc.	159	7,183
Health Care REIT, Inc.	96	5,884
Host Hotels & Resorts, Inc.	518	8,117
Plum Creek Timber Co., Inc.	140	6,212
Public Storage	48	6,958
Simon Property Group, Inc.	41	6,482
Ventas, Inc.	87	5,630
Weyerhaeuser Co.	223	6,204
Total Real Estate Investment Trust		83,115
Retail — 8.9%
Abercrombie & Fitch Co., Class A	1,684	80,782
AutoNation, Inc.*	923	36,643
AutoZone, Inc.*	135	47,848
Bed Bath & Beyond, Inc.*	799	44,672
Best Buy Co., Inc.	1,044	12,371
Big Lots, Inc.*	1,568	44,625

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Retail — 8.9% (continued)
CarMax, Inc.*	971	$36,451
Chipotle Mexican Grill, Inc.*	102	30,341
Costco Wholesale Corp.	204	20,149
CVS Caremark Corp.	862	41,678
Darden Restaurants, Inc.	742	33,442
Dollar Tree, Inc.*	1,264	51,268
Family Dollar Stores, Inc.	644	40,836
Gamestop Corp., Class A	2,396	60,116
Gap, Inc. (The)	679	21,076
Home Depot, Inc. (The)	599	37,048
J.C. Penney Co., Inc.	1,338	26,372
Kohl's Corp.	1,031	44,312
Lowe's Cos., Inc.	1,209	42,944
Ltd. Brands, Inc.	704	33,130
Macy's, Inc.	1,278	49,868
McDonald's Corp.	216	19,053
Nordstrom, Inc.	660	35,310
O'Reilly Automotive, Inc.*	540	48,287
PetSmart, Inc.	603	41,209
Ross Stores, Inc.	628	34,006
Staples, Inc.	4,075	46,455
Starbucks Corp.	713	38,231
Target Corp.	661	39,111
Tiffany & Co.	650	37,271
TJX Cos., Inc. (The)	810	34,385
Urban Outfitters, Inc.*	1,010	39,754
Walgreen Co.	1,405	51,999
Wal-Mart Stores, Inc.	325	22,175
Yum! Brands, Inc.	357	23,705
Total Retail		1,346,923
Savings & Loans — 0.2%
People's United Financial, Inc.	1,997	24,144

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Semiconductors — 4.0%
Altera Corp.	1,089	$37,505
Analog Devices, Inc.	930	39,116
Applied Materials, Inc.	1,273	14,563
Broadcom Corp., Class A	1,655	54,963
Intel Corp.	2,039	42,065
KLA-Tencor Corp.	928	44,321
Lam Research Corp.*	889	32,120
Linear Technology Corp.	950	32,585
LSI Corp.*	8,813	62,396
Microchip Technology, Inc.	694	22,617
NVIDIA Corp.	4,340	53,339
QUALCOMM, Inc.	665	41,243
Teradyne, Inc.*	4,104	69,317
Texas Instruments, Inc.	829	25,649
Xilinx, Inc.	996	35,756
Total Semiconductors		607,555
Software — 3.9%
Adobe Systems, Inc.*	985	37,115
Akamai Technologies, Inc.*	716	29,292
Autodesk, Inc.*	1,488	52,601
BMC Software, Inc.*	909	36,051
CA, Inc.	1,859	40,861
Cerner Corp.*	354	27,485
Citrix Systems, Inc.*	488	32,086
Dun & Bradstreet Corp. (The)	475	37,359
Electronic Arts, Inc.*	3,900	56,667
Fidelity National Information Services, Inc.	1,415	49,256
Fiserv, Inc.*	542	42,834
Intuit, Inc.	519	30,880
Microsoft Corp.	1,426	38,117
Oracle Corp.	1,548	51,579
Red Hat, Inc.*	295	15,623

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Software — 3.9% (continued)
Salesforce.com, Inc.*	65	$10,926
Total Software		588,732
Telecommunications — 2.1%
AT&T, Inc.	400	13,484
Centurylink, Inc.	227	8,880
Cisco Systems, Inc.	2,627	51,621
Corning, Inc.	2,176	27,461
Crown Castle International Corp.*	188	13,566
Frontier Communications Corp.	1,394	5,966
Harris Corp.	201	9,841
JDS Uniphase Corp.*	2,718	36,802
Juniper Networks, Inc.*	2,233	43,923
MetroPCS Communications, Inc.*	3,203	31,838
Motorola Solutions, Inc.	1,032	57,462
Verizon Communications, Inc.	376	16,269
Total Telecommunications		317,113
Textiles — 0.2%
Cintas Corp.	609	24,908
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	566	20,319
Mattel, Inc.	575	21,057
Total Toys/Games/Hobbies		41,376
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	513	32,432
CSX Corp.	2,392	47,194
Expeditors International of Washington, Inc.	517	20,447
FedEx Corp.	437	40,082
Norfolk Southern Corp.	782	48,359
Ryder System, Inc.	1,033	51,578
Union Pacific Corp.	409	51,419
United Parcel Service, Inc., Class B	347	25,584

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Transportation — 2.1% (continued)
Total Transportation		$317,095
Total Common Stocks (Cost $14,239,286)		15,149,959
MONEY MARKET FUND — 0.5%
Fidelity Institutional Prime Money Market Portfolio – Class I (Cost $76,787)	76,787	76,787
Total Investments — 100.2% (Cost $14,316,073)		15,226,746
Liabilities in Excess of Other Assets — (0.2)%		(27,600)
Net Assets — 100.0%		$15,199,146

*	Non-income producing security

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.6%
Aerospace/Defense	1.4
Agriculture	0.8
Airlines	0.4
Apparel	0.9
Auto Manufacturers	0.6
Auto Parts & Equipment	1.3
Banks	5.6
Beverages	1.1
Biotechnology	1.5
Building Materials	0.1
Chemicals	2.9
Commercial Services	3.4
Computers	2.9
Cosmetics/Personal Care	0.3
Distribution/Wholesale	0.9
Diversified Financial Services	4.3
Electric	1.7
Electrical Components & Equipment	0.5
Electronics	2.2
Engineering & Construction	0.6
Entertainment	0.3
Environmental Control	0.4

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

% of Net Assets
Food	2.8%
Forest Products & Paper	0.3
Gas	0.3
Hand/Machine Tools	0.5
Healthcare – Products	2.7
Healthcare – Services	3.0
Home Builders	0.6
Home Furnishings	0.4
Household Products/Wares	0.4
Housewares	0.2
Insurance	5.6
Internet	2.4
Iron/Steel	0.8
Leisure Time	0.6
Lodging	0.9
Machinery – Construction & Mining	0.8
Machinery – Diversified	1.7
Media	3.5
Metal Fabricate/Hardware	0.3
Mining	0.6
Miscellaneous Manufacturing	2.8
Office/Business Equipment	0.2
Oil & Gas	4.9
Oil & Gas Services	2.1
Packaging & Containers	0.9
Pharmaceuticals	2.8
Pipelines	0.4
Real Estate	0.3
Real Estate Investment Trust	0.5
Retail	8.9
Savings & Loans	0.2
Semiconductors	4.0
Software	3.9
Telecommunications	2.1
Textiles	0.2
Toys/Games/Hobbies	0.3
Transportation	2.1
Money Market Fund	0.5
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.0%
Asset Allocation Fund — 4.0%
SPDR Barclays Capital Convertible Securities ETF	23,014	$927,464
Debt Fund — 90.1%
iShares iBoxx $ High Yield Corporate Bond Fund	12,387	1,156,327
iShares iBoxx $ Investment Grade Corporate Bond Fund	37,562	4,544,626
iShares S&P/Citigroup International Treasury Bond Fund	8,862	911,900
Peritus High Yield ETF	36,533	1,829,207
PIMCO 1 – 5 Year US TIPS Index Fund	16,942	915,885
PowerShares Build America Bond Portfolio	30,552	923,893
PowerShares Emerging Markets Sovereign Debt Portfolio	44,232	1,391,096
PowerShares Insured National Municipal Bond Portfolio	26,687	687,190
PowerShares International Corporate Bond Portfolio	54,930	1,626,477
SPDR DB International Government Inflation-Protected
Bond ETF	14,559	925,079
Vanguard Intermediate-Term Government Bond ETF	10,440	682,776
Vanguard Long-Term Government Bond ETF	8,964	674,989
Vanguard Mortgage-Backed Securities ETF	52,510	2,743,122
Vanguard Short-Term Bond ETF	5,712	462,615
Vanguard Short-Term Government Bond ETF	4,073	248,005
WisdomTree Emerging Markets Corporate Bond Fund	14,268	1,152,997
Total Debt Fund		20,876,184
Equity Fund — 4.9%
PowerShares Financial Preferred Portfolio	61,485	1,123,331
Total Exchange Traded Funds (Cost $21,932,557)		22,926,979
MONEY MARKET FUND — 1.0%
Fidelity Institutional Prime Money Market Portfolio – Class I
(Cost $239,265)	239,265	239,265
Total Investments — 100.0%
(Cost $22,171,822)		23,166,244
Other Assets in Excess of Liabilities — 0.0%†		2,919
Net Assets — 100.0%		$23,169,163

ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities
†	Less than 0.05%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	4.0%
Debt Fund	90.1
Equity Fund	4.9
Money Market Fund	1.0
Total Investments	100.0
Other Assets in Excess of Liabilities	— †
Net Assets	100.0%

†	Less than 0.05%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.2%
Advertising — 1.6%
Focus Media Holding Ltd. (China)(a)	3,950	$101,436
Publicis Groupe SA (France)(a)	4,506	68,311
WPP PLC (Jersey Islands)*(a)	872	63,569
Total Advertising		233,316
Aerospace/Defense — 1.3%
Finmeccanica SpA (Italy)*(a)	36,429	103,823
Safran SA (France)(a)	1,944	84,078
Total Aerospace/Defense		187,901
Agriculture — 0.5%
British American Tobacco PLC (United Kingdom)(a)	336	34,020
Imperial Tobacco Group PLC (United Kingdom)(a)	536	41,535
Total Agriculture		75,555
Airlines — 1.1%
China Eastern Airlines Corp. Ltd. (China)*(a)	5,673	114,027
Ryanair Holdings PLC (Ireland)(a)	1,327	45,490
Total Airlines		159,517
Apparel — 0.6%
Burberry Group PLC (United Kingdom)(a)	1,171	47,753
Gildan Activewear, Inc. (Canada)	1,270	46,457
Total Apparel		94,210
Auto Manufacturers — 3.9%
BYD Co. Ltd. (China)*(a)	2,784	16,871
Daimler AG (Germany)(a)	977	53,442
Fiat SpA (Italy)*(a)	17,924	91,412
Honda Motor Co. Ltd. (Japan)(a)	2,981	110,118
Nissan Motor Co. Ltd. (Japan)(a)	5,122	97,779
Tata Motors Ltd. (India)(a)	3,505	100,664
Toyota Motor Corp. (Japan)(a)	1,187	110,688
Total Auto Manufacturers		580,974
Auto Parts & Equipment — 3.1%
Bridgestone Corp. (Japan)(a)	2,076	107,267
Cie Generale des Etablissements Michelin (France)(a)	5,273	101,189
Denso Corp. (Japan)(a)	4,291	74,663
Magna International, Inc. (Canada)	1,847	92,387
Valeo SA (France)(a)	3,348	86,044
Total Auto Parts & Equipment		461,550

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Banks — 12.2%
Akbank TAS (Turkey)(a)	5,877	$59,064
Australia & New Zealand Banking Group Ltd. (Australia)(a)	497	13,101
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	1,227	11,558
Banco Bradesco SA (Brazil)(a)	4,020	69,827
Banco de Chile (Chile)(a)	431	41,592
Banco do Brasil SA (Brazil)(a)	5,672	71,864
Banco Santander Chile (Chile)(a)	1,524	43,419
Banco Santander SA (Spain)(a)	8,629	70,499
Bancolombia SA (Colombia)(a)	1,285	85,555
Bank Mandiri Persero Tbk PT (Indonesia)(a)	10,146	85,064
BNP Paribas SA (France)(a)	2,095	61,195
BOC Hong Kong Holdings Ltd. (Hong Kong)(a)	608	38,334
China Construction Bank Corp. (China)(a)	5,954	96,633
Credit Suisse Group AG (Switzerland)(a)	4,157	102,096
DBS Group Holdings Ltd. (Singapore)(a)	1,170	57,400
Hachijuni Bank Ltd. (The) (Japan)(a)	201	10,169
HSBC Holdings PLC (United Kingdom)(a)	1,344	71,326
ICICI Bank Ltd. (India)(a)	1,649	71,913
Intesa Sanpaolo SpA (Italy)(a)	8,062	85,780
Itau Unibanco Holding SA (Brazil)(a)	5,364	88,291
Kasikornbank PCL (Thailand)(a)	4,100	105,165
Lloyds Banking Group PLC (United Kingdom)*(a)	24,734	79,149
Royal Bank of Scotland Group PLC (United Kingdom)*(a)	10,275	110,867
Sberbank of Russia (Russia)(a)	6,868	86,262
Societe Generale SA (France)*(a)	12,333	96,444
Turkiye Garanti Bankasi As (Turkey)(a)	7,799	40,555
United Overseas Bank Ltd. (Singapore)(a)	2,316	76,081
Total Banks		1,829,203
Beverages — 3.0%
Anheuser-Busch InBev NV (Belgium)(a)	684	59,788
Cia de Bebidas das Americas (Brazil)(a)	297	12,471
Coca-Cola Femsa SAB de CV (Mexico)(a)	122	18,183
Coca-Cola Hellenic Bottling Co. SA (Greece)(a)	729	17,182
Cott Corp. (Canada)	10,826	86,933
Diageo PLC (United Kingdom)(a)	370	43,135
Fomento Economico Mexicano SAB de CV (Mexico)(a)	300	30,210
Heineken NV (Netherlands)*(a)	1,425	47,837
Kirin Holdings Co. Ltd. (Japan)(a)	6,559	76,937
SABMiller PLC (United Kingdom)(a)	1,167	54,604
Total Beverages		447,280

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Biotechnology — 0.3%
CSL Ltd. (Australia)(a)	1,495	$42,383
Building Materials — 2.0%
CRH PLC (Ireland)(a)	4,284	87,137
James Hardie Industries PLC (Ireland)(a)	781	38,058
Lafarge SA (France)(a)	6,030	97,686
LIXIL Group Corp. (Japan)(a)	1,893	84,257
Total Building Materials		307,138
Chemicals — 4.6%
Agrium, Inc. (Canada)	291	29,074
Air Liquide SA (France)(a)	576	14,659
Akzo Nobel NV (Netherlands)(a)	3,905	87,863
BASF SE (Germany)(a)	135	12,825
Israel Chemicals Ltd. (Israel)(a)	5,662	68,737
Lonza Group AG (Switzerland)(a)	13,506	73,067
Methanex Corp. (Canada)	3,487	111,131
Nitto Denko Corp. (Japan)(a)	3,710	92,119
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	2,824	42,868
Sociedad Quimica y Minera de Chile SA (Chile)(a)	699	40,290
Syngenta AG (Switzerland)(a)	422	34,098
Ultrapar Participacoes SA (Brazil)(a)	1,099	24,486
Yara International ASA (Norway)(a)	1,278	63,568
Total Chemicals		694,785
Commercial Services — 2.2%
Bunzl PLC (United Kingdom)(a)	239	19,717
Cielo SA (Brazil)(a)	2,165	62,460
Experian PLC (Jersey Islands)(a)	1,666	26,756
Intertek Group PLC (United Kingdom)(a)	1,075	54,152
Secom Co. Ltd. (Japan)(a)	7,035	88,219
SGS SA (Switzerland)(a)	1,852	41,263
Stantec, Inc. (Canada)	807	32,361
Total Commercial Services		324,928
Computers — 1.1%
Indra Sistemas SA (Spain)(a)	2,981	19,466
Infosys Ltd. (India)(a)	1,239	52,410
Lenovo Group Ltd. (Hong Kong)(a)	5,268	96,404
Total Computers		168,280

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Cosmetics/Personal Care — 1.1%
Kao Corp. (Japan)(a)	1,290	$33,501
L'Oreal SA (France)(a)	615	17,208
Shiseido Co. Ltd. (Japan)(a)	5,428	76,372
Unicharm Corp. (Japan)(a)	4,170	43,493
Total Cosmetics/Personal Care		170,574
Distribution/Wholesale — 2.0%
ITOCHU Corp. (Japan)(a)	4,923	104,319
Mitsubishi Corp. (Japan)(a)	2,326	89,667
Mitsui & Co. Ltd. (Japan)(a)	338	101,569
Total Distribution/Wholesale		295,555
Diversified Financial Services — 1.9%
Deutsche Boerse AG (Germany)(a)	1,767	10,920
Julius Baer Group Ltd. (Switzerland)(a)	4,630	32,642
Nomura Holdings, Inc. (Japan)(a)	25,422	149,227
ORIX Corp. (Japan)(a)	1,625	92,040
Total Diversified Financial Services		284,829
Electric — 3.0%
AGL Energy Ltd. (Australia)(a)	2,714	43,723
Cia Energetica de Minas Gerais (Brazil)(a)	5,692	61,815
CPFL Energia SA (Brazil)(a)	1,449	30,371
EDF SA (France)(a)	17,277	64,098
Federal Hydrogenerating Co. JSC (Russia)(a)	22,562	53,043
GDF Suez (France)(a)	1,837	38,650
Huaneng Power International, Inc. (China)(a)	3,137	116,540
SSE PLC (United Kingdom)(a)	1,048	24,376
Tractebel Energia SA (Brazil)(a)	1,210	19,590
Total Electric		452,206
Electrical Components & Equipment — 0.6%
Nidec Corp. (Japan)(a)	2,766	40,301
Schneider Electric SA (France)(a)	3,059	45,242
Total Electrical Components & Equipment		85,543
Electronics — 2.3%
Celestica, Inc., Class W (Canada)*	9,643	78,590
Hoya Corp. (Japan)(a)	3,515	68,999
Imax Corp. (Canada)*	1,718	38,621
Koninklijke Philips Electronics NV, Class Y (Netherlands)	2,491	66,111
Kyocera Corp. (Japan)(a)	209	19,092

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Electronics — 2.3% (continued)
LG Display Co. Ltd. (South Korea)(a)	895	$12,960
Panasonic Corp. (Japan)(a)	8,193	49,732
Sony Corp. (Japan)(a)	1,156	12,947
Total Electronics		347,052
Engineering & Construction — 0.6%
ABB Ltd. (Switzerland)(a)	1,957	40,686
JGC Corp. (Japan)(a)	806	50,447
Total Engineering & Construction		91,133
Food — 2.3%
BRF – Brasil Foods SA (Brazil)(a)	2,315	48,870
Carrefour SA (France)(a)	9,819	50,568
Cencosud SA (Chile)(a)	2,751	44,924
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	1,233	54,733
Koninklijke Ahold NV (Netherlands)(a)	4,226	57,474
Tesco PLC (United Kingdom)(a)	825	13,678
Unilever NV (Netherlands)	614	23,516
William Morrison Supermarkets PLC (United Kingdom)(a)	2,343	50,093
Total Food		343,856
Food Service — 0.2%
Compass Group PLC (United Kingdom)(a)	3,087	36,982
Forest Products & Paper — 1.2%
Stora ENSO OYJ (Finland)(a)	12,070	83,887
Svenska Cellulosa AB (Sweden)(a)	4,640	101,987
Total Forest Products & Paper		185,874
Gas — 0.2%
PT Perusahaan Gas Negara (Indonesia)(a)	1,376	32,088
Hand/Machine Tools — 0.5%
Techtronic Industries Co. (Hong Kong)(a)	8,227	77,005
Healthcare — Products — 0.9%
Essilor International SA (France)(a)	597	30,555
Getinge AB (Sweden)(a)	1,657	56,338
Smith & Nephew PLC (United Kingdom)(a)	291	16,121
Sysmex Corp. (Japan)(a)	1,185	27,255
Total Healthcare – Products		130,269

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Healthcare – Services — 0.5%
ICON PLC (Ireland)*(a)	2,744	$76,173
Holding Companies – Diversified — 1.8%
Hutchison Whampoa Ltd. (Hong Kong)(a)	3,075	65,129
Keppel Corp. Ltd. (Singapore)(a)	1,686	30,786
KOC Holding AS (Turkey)(a)	4,435	116,020
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1,402	52,841
Total Holding Companies – Diversified		264,776
Home Builders — 0.7%
Sekisui House Ltd. (Japan)(a)	9,585	104,189
Household Products/Wares — 0.1%
Kimberly-Clark de Mexico SAB de CV (Mexico)(a)	1,514	19,531
Insurance — 6.2%
Aegon NV, Class G (Netherlands)	14,611	94,095
Ageas (Belgium)(a)	3,923	118,671
AXA SA (France)(a)	4,065	74,064
China Life Insurance Co. Ltd. (China)(a)	1,300	64,597
ING Groep NV (Netherlands)*(a)	11,048	104,845
MS&AD Insurance Group Holdings (Japan)(a)	9,534	94,387
Ping An Insurance Group Co. of China Ltd. (China)(a)	4,827	82,976
Prudential PLC (United Kingdom)(a)	1,889	53,931
Sun Life Financial, Inc. (Canada)	252	6,686
Swiss Re AG (Switzerland)(a)	1,303	94,207
Tokio Marine Holdings, Inc. (Japan)(a)	2,658	73,999
Zurich Insurance Group AG (Switzerland)(a)	2,678	71,770
Total Insurance		934,228
Internet — 1.2%
Baidu, Inc. (Cayman Islands)*(a)	726	72,811
NetEase.com (Cayman Islands)*(a)	1,349	57,400
Tencent Holdings Ltd. (Cayman Islands)(a)	1,470	47,995
Total Internet		178,206
Iron/Steel — 0.9%
ArcelorMittal (Luxembourg)	1,725	30,135
Gerdau SA (Brazil)(a)	1,521	13,674
Rio Tinto PLC (United Kingdom)(a)	1,688	98,056
Total Iron/Steel		141,865

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Leisure Time — 0.1%
Carnival PLC (United Kingdom)(a)	450	$17,437
Lodging — 0.7%
Melco Crown Entertainment Ltd., Class Participation Certificate (Hong Kong)*(a)	5,786	97,436
Machinery – Diversified — 1.0%
Alstom SA (France)(a)	25,378	101,258
Kubota Corp. (Japan)(a)	933	53,760
Total Machinery – Diversified		155,018
Media — 1.6%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,196	60,266
Grupo Televisa SA (Mexico)(a)	1,500	39,870
Jupiter Telecommunications Co. Ltd. (Japan)(a)	1,698	21,140
Naspers Ltd., Class N (South Africa)(a)	390	25,350
Pearson PLC (United Kingdom)(a)	877	17,137
Reed Elsevier NV (Netherlands)(a)	810	23,960
Reed Elsevier PLC (United Kingdom)(a)	521	21,903
Wolters Kluwer NV (Netherlands)(a)	1,811	37,433
Total Media		247,059
Metal Fabricate/Hardware — 1.0%
Assa Abloy AB (Sweden)(a)	3,301	61,101
Tenaris SA (Luxembourg)(a)	2,266	94,991
Total Metal Fabricate/Hardware		156,092
Mining — 4.8%
AngloGold Ashanti Ltd. (South Africa)(a)	1,863	58,442
BHP Billiton Ltd. (Australia)(a)	299	23,454
BHP Billiton PLC (United Kingdom)(a)	970	68,259
Cameco Corp. (Canada)	985	19,424
Gold Fields Ltd. (South Africa)(a)	6,472	80,835
Impala Platinum Holdings Ltd. (South Africa)(a)	1,046	20,868
Kinross Gold Corp. (Canada)	2,475	24,057
Newcrest Mining Ltd. (Australia)(a)	2,881	68,020
Polyus Gold International Ltd. (United Kingdom)(b)	27,750	91,020
Randgold Resources Ltd. (Jersey Islands)(a)	603	59,848
Silver Wheaton Corp. (Canada)	2,373	85,618
Sterlite Industries India Ltd. (India)(a)	12,610	108,572
Yamana Gold, Inc. (Canada)	656	11,290
Total Mining		719,707

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing — 1.4%
FUJIFILM Holdings Corp. (Japan)(a)	4,465	$89,434
Siemens AG (Germany)(a)	494	54,078
Smiths Group PLC (United Kingdom)(a)	3,414	68,314
Total Miscellaneous Manufacturing		211,826
Office/Business Equipment — 0.3%
Canon, Inc. (Japan)(a)	1,241	48,660
Oil & Gas — 3.2%
BG Group PLC (Luxembourg)(a)	3,084	51,534
China Petroleum & Chemical Corp. (China)(a)	280	32,178
CNOOC Ltd. (Hong Kong)(a)	100	22,000
Ecopetrol SA (Colombia)(a)	1,397	83,359
Enerplus Corp. (Canada)	4,605	59,681
Eni SpA (Italy)(a)	1,144	56,216
Petroleo Brasileiro SA (Brazil)(a)	975	18,983
Repsol YPF SA (Spain)(a)	3,640	76,076
Sasol Ltd. (South Africa)(a)	637	27,576
Total SA (France)(a)	447	23,248
Woodside Petroleum Ltd. (Australia)(a)	691	24,696
Total Oil & Gas		475,547
Oil & Gas Services — 1.1%
Subsea 7 SA (Luxembourg)(a)	4,090	99,019
Technip SA (France)(a)	2,267	66,808
Total Oil & Gas Services		165,827
Packaging & Containers — 0.2%
Rexam PLC (United Kingdom)(a)	707	25,268
Pharmaceuticals — 3.4%
Astellas Pharma, Inc. (Japan)(a)	1,157	51,891
Daiichi Sankyo Co. Ltd. (Japan)(a)	5,754	87,691
GlaxoSmithKline PLC (United Kingdom)(a)	657	28,560
Grifols SA (Spain)*(a)	3,056	79,242
Novartis AG (Switzerland)(a)	186	11,774
NOVO Nordisk A/S (Denmark)(a)	277	45,209
Roche Holding AG (Switzerland)(a)	715	36,108
Shire PLC (Jersey Islands)(a)	638	58,811
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,302	48,617
Valeant Pharmaceuticals International, Inc. (Canada)*	1,133	67,719
Total Pharmaceuticals		515,622

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Retail — 1.5%
Hennes & Mauritz AB (Sweden)(a)	2,639	$18,235
Inditex SA (Spain)(a)	1,524	43,480
Kingfisher PLC (United Kingdom)(a)	4,807	44,417
Marks & Spencer Group PLC (United Kingdom)(a)	1,872	23,325
Swatch Group AG (The) (Switzerland)(a)	2,917	74,092
Wal-Mart de Mexico SAB de CV (Mexico)(a)	492	16,128
Total Retail		219,677
Semiconductors — 2.1%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	17,910	76,655
ARM Holdings PLC (United Kingdom)(a)	830	31,399
ASML Holding NV (Netherlands)	451	29,049
CSR PLC (United Kingdom)(a)	3,573	77,427
ROHM Co. Ltd. (Japan)(a)	2,858	46,700
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	3,003	51,531
Total Semiconductors		312,761
Software — 0.6%
Dassault Systemes SA (France)(a)	269	30,421
Open Text Corp. (Canada)*	1,096	61,234
Total Software		91,655
Telecommunications — 7.6%
BT Group PLC (United Kingdom)(a)	870	33,086
China Telecom Corp. Ltd. (China)(a)	761	43,263
China Unicom Ltd. (Hong Kong)(a)	4,009	65,307
Deutsche Telekom AG (Germany)(a)	4,690	53,288
Hellenic Telecommunications Organization SA (Greece)*(a)	40,833	139,975
KDDI Corp. (Japan)(a)	3,964	69,846
Mobile TeleSystems (Russia)(a)	1,457	27,173
MTN Group Ltd. (South Africa)(a)	4,229	90,712
Nippon Telegraph & Telephone Corp. (Japan)(a)	2,445	51,418
NTT DoCoMo, Inc. (Japan)(a)	1,556	22,422
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	818	30,225
Soft Bank Corp. (Japan)(a)	3,883	70,476
Swisscom AG (Switzerland)(a)	1,895	81,959
Telecom Corp. of New Zealand Ltd. (New Zealand)(a)	3,304	30,595
Telefonaktiebolaget LM Ericsson (Sweden)(a)	3,597	36,330
Telefonica Brasil SA (Brazil)(a)	1,804	43,404
Telstra Corp. Ltd. (Australia)(a)	913	20,771
Tim Participacoes SA (Brazil)(a)	3,794	75,197
Turkcell Iletisim Hizmetleri AS (Turkey)*(a)	3,188	51,454

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Telecommunications — 7.6% (continued)
VimpelCom Ltd. (Bermuda)(a)	8,204	$86,060
Vodafone Group PLC (United Kingdom)(a)	517	13,023
Total Telecommunications		1,135,984
Transportation — 1.8%
Canadian Pacific Railway Ltd. (Canada)	563	57,212
Deutsche Post AG (Germany)(a)	2,711	59,967
East Japan Railway Co. (Japan)(a)	7,372	79,175
TNT Express NV (Netherlands)(a)	7,049	79,936
Total Transportation		276,290
Water — 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)(a)	859	71,787
Veolia Environnement SA (France)(a)	7,605	93,085
Total Water		164,872
Total Common Stocks (Cost $13,613,702)		14,895,692
MONEY MARKET FUND — 0.9%
Fidelity Institutional Prime Money Market Portfolio – Class I (Cost $125,763)	125,763	125,763
Total Investments — 100.1% (Cost $13,739,465)		15,021,455
Liabilities in Excess of Other Assets — (0.1)%		(10,588)
Net Assets — 100.0%		$15,010,867

PLC — Public Limited Company

(a)	American Depositary Receipt
(b)	Global Depositary Receipt
*	Non-income producing security

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.6%
Aerospace/Defense	1.3
Agriculture	0.5
Airlines	1.1
Apparel	0.6
Auto Manufacturers	3.9
Auto Parts & Equipment	3.1
Banks	12.2
Beverages	3.0
Biotechnology	0.3
Building Materials	2.0
Chemicals	4.6
Commercial Services	2.2
Computers	1.1
Cosmetics/Personal Care	1.1
Distribution/Wholesale	2.0
Diversified Financial Services	1.9
Electric	3.0
Electrical Components & Equipment	0.6
Electronics	2.3
Engineering & Construction	0.6
Food	2.3
Food Service	0.2
Forest Products & Paper	1.2
Gas	0.2
Hand/Machine Tools	0.5
Healthcare – Products	0.9
Healthcare – Services	0.5
Holding Companies – Diversified	1.8
Home Builders	0.7
Household Products/Wares	0.1
Insurance	6.2
Internet	1.2
Iron/Steel	0.9
Leisure Time	0.1
Lodging	0.7
Machinery – Diversified	1.0
Media	1.6
Metal Fabricate/Hardware	1.0
Mining	4.8
Miscellaneous Manufacturing	1.4
Office/Business Equipment	0.3

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

% of Net Assets
Oil & Gas	3.2%
Oil & Gas Services	1.1
Packaging & Containers	0.2
Pharmaceuticals	3.4
Retail	1.5
Semiconductors	2.1
Software	0.6
Telecommunications	7.6
Transportation	1.8
Water	1.1
Money Market Fund	0.9
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.2%
Equity Fund — 98.2%
Guggenheim S&P Equal Weight ETF	12,857	$685,535
iShares MSCI EAFE Index Fund	12,773	725,762
iShares MSCI Emerging Markets Index	16,541	733,593
iShares S&P 500 Value Index Fund	10,243	680,033
iShares S&P Europe 350 Index Fund	8,792	345,526
iShares S&P MidCap 400 Growth Index Fund	5,875	672,159
iShares S&P MidCap 400 Value Index Fund	7,819	689,167
iShares S&P SmallCap 600 Value Index Fund	8,466	684,984
SPDR S&P International Small Cap ETF	12,244	348,342
SPDR S&P MidCap 400 ETF Trust	3,750	696,412
Vanguard FTSE All-World ex-US Index Fund	15,671	716,948
Total Exchange Traded Funds (Cost $6,771,559)		6,978,461
MONEY MARKET FUND — 3.0%
Dreyfus Institutional Reserves Treasury Fund – Institutional Class (Cost $212,171)	212,171	212,171
Total Investments — 101.2% (Cost $6,983,730)		7,190,632
Liabilities in Excess of Other Assets — (1.2)%		(82,456)
Net Assets — 100.0%		$7,108,176

ETF	— Exchange Traded Fund

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	98.2%
Money Market Fund	3.0
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
CORPORATE BONDS — 84.9%
Advertising — 3.0%
Affinion Group, Inc., 7.88%, 12/15/18	4,405,000	$3,380,837
Sitel Worldwide Corp., 11.00%, 08/01/17‡	1,850,000	1,887,000
Total Advertising		5,267,837
Aerospace/Defense — 1.5%
Ducommun, Inc., 9.75%, 07/15/18	2,531,000	2,733,480
Auto Manufacturers — 2.1%
Navistar International Corp., 8.25%, 11/01/21	3,773,000	3,659,810
Auto Parts & Equipment — 2.2%
Exide Technologies, 8.63%, 02/01/18	4,482,000	3,820,905
Beverages — 3.7%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16‡	4,900,000	2,989,000
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 08/15/19‡	3,825,000	3,614,625
Total Beverages		6,603,625
Chemicals — 1.9%
Phibro Animal Health Corp., 9.25%, 07/01/18‡	3,330,000	3,346,650
Commercial Services — 7.3%
DynCorp International, Inc., 10.38%, 07/01/17	4,829,000	4,442,680
Harland Clarke Holdings Corp., 9.50%, 05/15/15	4,205,000	3,900,137
Harland Clarke Holdings Corp., 9.75%, 08/01/18‡	1,200,000	1,173,000
Logo Merger Sub Corp., 8.38%, 10/15/20‡	3,425,000	3,459,250
Total Commercial Services		12,975,067
Computers — 4.0%
j2 Global, Inc., 8.00%, 08/01/20	1,220,000	1,274,900
Spansion LLC, 7.88%, 11/15/17	3,250,000	3,347,500
Stream Global Services, Inc., 11.25%, 10/01/14	2,351,000	2,468,550
Total Computers		7,090,950
Diversified Financial Services — 2.2%
GFI Group, Inc., 8.63%, 07/19/18	4,425,000	3,905,063
Electrical Components & Equipment — 2.0%
Advanced Lighting Technologies, Inc., 10.50%, 06/01/19‡	3,600,000	3,582,000
Electronics — 6.3%
KEMET Corp., 10.50%, 05/01/18	1,900,000	1,883,375
Sanmina-SCI Corp., 7.00%, 05/15/19‡	3,930,000	4,028,250
Stoneridge, Inc., 9.50%, 10/15/17‡	1,740,000	1,861,800
Viasystems, Inc., 7.88%, 05/01/19‡	3,350,000	3,299,750
Total Electronics		11,073,175

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Environmental Control — 4.4%
Casella Waste Systems, Inc., 7.75%, 02/15/19	4,114,000	$3,928,870
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18	4,050,000	3,847,500
Total Environmental Control		7,776,370
Food — 6.5%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17‡	2,572,000	2,777,760
Chiquita Brands International, Inc., 7.50%, 11/01/14	1,820,000	1,831,375
Harmony Foods Corp., 10.00%, 05/01/16‡	2,830,000	3,063,475
SUPERVALU, Inc., 8.00%, 05/01/16	3,935,000	3,767,762
Total Food		11,440,372
Forest Products & Paper — 2.0%
Exopack Holding Corp., 10.00%, 06/01/18	3,904,000	3,552,640
Healthcare – Products — 5.3%
Kinetic Concepts, Inc., 12.50%, 11/01/19‡	4,665,000	4,484,231
Rotech Healthcare, Inc., 10.75%, 10/15/15	4,885,000	4,897,213
Total Healthcare – Products		9,381,444
Healthcare – Services — 11.2%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	3,810,000	3,486,150
Apria Healthcare Group, Inc., 11.25%, 11/01/14	3,625,000	3,756,406
Kindred Healthcare, Inc., 8.25%, 06/01/19	3,590,000	3,509,225
Radiation Therapy Services, Inc., 8.88%, 01/15/17	3,960,000	3,900,600
Radnet Management, Inc., 10.38%, 04/01/18	3,205,000	3,277,113
Select Medical Holdings Corp., 6.43%, 09/15/15@	1,925,000	1,927,406
Total Healthcare – Services		19,856,900
Leisure Time — 2.0%
ICON Health & Fitness, 11.88%, 10/15/16‡	3,850,000	3,619,000
Miscellaneous Manufacturing — 1.7%
JB Poindexter & Co., Inc., 9.00%, 04/01/22‡	2,965,000	3,079,894
Oil & Gas — 6.5%
Quicksilver Resources, Inc., 11.75%, 01/01/16	3,900,000	3,870,750
Seitel, Inc., 9.75%, 02/15/14	3,828,000	3,856,710
Venoco, Inc., 11.50%, 10/01/17	3,625,000	3,815,313
Total Oil & Gas		11,542,773
Retail — 4.0%
Ferrellgas Partners LP, 8.63%, 06/15/20	3,350,000	3,366,750
RadioShack Corp., 6.75%, 05/15/19	5,792,000	3,677,920
Total Retail		7,044,670
Storage/Warehousing — 0.5%
Niska Gas Storage Partners LLC, 8.88%, 03/15/18	900,000	929,250

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Telecommunications — 3.9%
Cincinnati Bell, Inc., 8.75%, 03/15/18	3,605,000	$3,740,187
EarthLink, Inc., 8.88%, 05/15/19	3,015,000	3,173,288
Total Telecommunications		6,913,475
Transportation — 0.7%
PHI, Inc., 8.63%, 10/15/18	1,185,000	1,273,875
Total Corporate Bonds (Cost $150,043,686)		150,469,225
FOREIGN BONDS — 12.8%
Airlines — 2.5%
Air Canada, 12.00%, 02/01/16 (Canada)‡	4,319,711	4,481,700
Healthcare – Products — 1.1%
Angiotech Pharmaceuticals, Inc., 9.00%, 12/01/16 (Canada)	1,950,000	1,971,938
Oil & Gas — 3.2%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡	4,450,000	3,070,500
Welltec A/S, 8.00%, 02/01/19 (Denmark)‡	2,360,000	2,513,400
Total Oil & Gas		5,583,900
Transportation — 6.0%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)	3,536,000	3,739,320
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)	4,297,000	3,759,875
Ship Finance International Ltd., 8.50%, 12/15/13 (Bermuda)	3,055,000	3,074,094
Total Transportation		10,573,289
Total Foreign Bonds (Cost $22,771,483)		22,610,827
MONEY MARKET FUND — 0.1%
BlackRock Liquidity Funds TempFund Portfolio – Dollar Class (Cost $231,083)	231,083	231,083
Total Investments — 97.8% (Cost $173,046,252)		173,311,135
Other Assets in Excess of Liabilities — 2.2%		3,904,477
Net Assets — 100.0%		$177,215,612

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	3.0%
Aerospace/Defense	1.5
Airlines	2.5
Auto Manufacturers	2.1
Auto Parts & Equipment	2.2
Beverages	3.7
Chemicals	1.9
Commercial Services	7.3
Computers	4.0
Diversified Financial Services	2.2
Electrical Components & Equipment	2.0
Electronics	6.3
Environmental Control	4.4
Food	6.5
Forest Products & Paper	2.0
Healthcare – Products	6.4
Healthcare – Services	11.2
Leisure Time	2.0
Miscellaneous Manufacturing	1.7
Oil & Gas	9.7
Retail	4.0
Storage/Warehousing	0.5
Telecommunications	3.9
Transportation	6.7
Money Market Fund	0.1
Total Investments	97.8
Other Assets in Excess of Liabilities	2.2
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 61.6%
Aerospace/Defense — 1.7%
Raytheon Co.	752	$43,285
Banks — 3.8%
Royal Bank of Canada (Canada)	832	50,170
Wells Fargo & Co.	1,272	43,477
Total Banks		93,647
Chemicals — 3.6%
Monsanto Co.	480	45,432
Syngenta AG (Switzerland)(a)	536	43,309
Total Chemicals		88,741
Coal — 3.6%
Alliance Resource Partners, LP	808	46,921
Peabody Energy Corp.	1,648	43,853
Total Coal		90,774
Commercial Services — 1.6%
Paychex, Inc.	1,288	40,108
Electric — 1.7%
MDU Resources Group, Inc.	2,032	43,160
Holding Companies – Diversified — 2.0%
Leucadia National Corp.	2,112	50,244
Insurance — 3.5%
American International Group, Inc.*	1,248	44,054
Aon PLC (United Kingdom)	768	42,701
Total Insurance		86,755
Machinery – Diversified — 1.8%
Deere & Co.	504	43,556
Media — 3.5%
Comcast Corp., Class A	1,168	43,660
Shaw Communications, Inc., Class B (Canada)	1,936	44,489
Total Media		88,149

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Mining — 7.2%
Franco-Nevada Corp. (Canada)	752	$42,992
Freeport-McMoRan Copper & Gold, Inc.	1,296	44,323
Royal Gold, Inc.	536	43,582
Silver Wheaton Corp. (Canada)	1,352	48,780
Total Mining		179,677
Oil & Gas — 1.8%
Seadrill Ltd. (Norway)	1,184	43,571
Pharmaceuticals — 5.3%
Abbott Laboratories	672	44,016
Eli Lilly & Co.	904	44,585
Pfizer, Inc.	1,728	43,338
Total Pharmaceuticals		131,939
Pipelines — 1.8%
Kinder Morgan, Inc.	1,272	44,940
Real Estate Investment Trust — 3.7%
Lexington Realty Trust	4,416	46,147
Rayonier, Inc.	880	45,611
Total Real Estate Investment Trust		91,758
Retail — 2.0%
Lowe's Cos., Inc.	1,400	49,728
Semiconductors — 1.8%
Analog Devices, Inc.	1,040	43,742
Software — 1.7%
Microsoft Corp.	1,616	43,196
Telecommunications — 6.0%
AT&T, Inc.	1,280	43,149
BCE, Inc. (Canada)	490	21,040
Cisco Systems, Inc.	2,184	42,916
Verizon Communications, Inc.	992	42,924
Total Telecommunications		150,029

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Transportation — 3.5%
Navios Maritime Partners, LP (Greece)	3,520	$43,225
Union Pacific Corp.	344	43,248
Total Transportation		86,473
Total Common Stocks (Cost $1,546,738)		1,533,472
EXCHANGE TRADED FUNDS — 23.6%
Debt Fund — 15.1%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	4,704	125,126
Peritus High Yield ETF†	2,496	124,975
PowerShares Senior Loan Portfolio	5,016	125,300
Total Debt Fund		375,401
Equity Fund — 8.5%
iShares MSCI Hong Kong Index Fund	2,264	43,967
iShares S&P Europe 350 Index Fund	1,128	44,331
SPDR Dow Jones International Real Estate ETF	1,184	48,958
SPDR S&P International Dividend ETF	1,584	76,111
Total Equity Fund		213,367
Total Exchange Traded Funds (Cost $589,115)		588,768
MONEY MARKET FUND — 14.7%
Dreyfus Government Cash Management – Investor Shares (Cost $365,232)	365,232	365,232
Total Investments — 99.9% (Cost $2,501,085)		2,487,472
Other Assets in Excess of Liabilities — 0.1%		3,406
Net Assets — 100.0%		$2,490,878

ETF	— Exchange Traded Fund
LP	— Limited Partnership
PLC	— Public Limited Company
(a)	American Depositary Receipt
*	Non-income producing security
†	Affiliated company (See Note 8).

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.7%
Banks	3.8
Chemicals	3.6
Coal	3.6
Commercial Services	1.6
Debt Fund	15.1
Electric	1.7
Equity Fund	8.5
Holding Companies – Diversified	2.0
Insurance	3.5
Machinery – Diversified	1.8
Media	3.5
Mining	7.2
Oil & Gas	1.8
Pharmaceuticals	5.3
Pipelines	1.8
Real Estate Investment Trust	3.7
Retail	2.0
Semiconductors	1.8
Software	1.7
Telecommunications	6.0
Transportation	3.5
Money Market	14.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
QAM EQUITY HEDGE ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED NOTE — 0.4%
Equity Fund — 0.4%
iPath MSCI India Index ETN (Cost $15,831)	295	$17,547
EXCHANGE TRADED FUNDS — 72.7%
Asset Allocation Fund — 2.2%
Proshares Short Euro ETF*	2,178	81,980
Commodity Fund — 0.9%
SPDR Gold Shares*	217	35,156
Debt Fund — 19.5%
iShares Barclays Short Treasury Bond Fund	3,405	375,435
SPDR Barclays Capital 1 – 3 Month T-Bill ETF*	8,184	374,909
Total Debt Fund		750,344
Equity Fund — 50.1%
EGShares India Small Capital ETF	1,332	19,761
First Trust Dow Jones Internet Index Fund	2,081	81,097
Global X China Consumer ETF	1,224	18,201
Guggenheim China Real Estate ETF	722	16,498
Guggenheim China Small Capital ETF	2,966	71,154
Guggenheim Raymond James SB-1 Equity ETF	2,689	63,111
Guggenheim S&P 500 Equal Weight ETF	4,396	234,395
Guggenheim S&P 500 Equal Weight Financials ETF	5,289	154,235
Guggenheim S&P 500 Equal Weight Healthcare ETF	359	28,142
Guggenheim S&P 500 Equal Weight Technology ETF	182	10,059
Guggenheim S&P Midcap 400 Pure Growth ETF	558	50,923
iShares Dow Jones US Medical Devices Index Fund	587	39,681
iShares Dow Jones US Pharmaceuticals Index Fund	563	47,866
iShares MSCI Brazil Small Capital Index Fund	1,431	39,782
iShares MSCI EAFE Index Fund	1,513	85,969
iShares MSCI Emerging Markets Index Fund	912	40,447
iShares MSCI Europe Financial Sector Index Fund	540	10,692
iShares MSCI Pacific Ex-Japan Index Fund	926	43,652

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Equity Fund — 50.1% (continued)
iShares MSCI South Korea Index Fund	434	$27,498
iShares MSCI Taiwan Index Fund	2,033	27,690
iShares MSCI Thailand Investable Market Index Fund	305	25,159
iShares MSCI U.K. Small Capital Index Fund	633	19,338
iShares MSCI United Kingdom Index Fund	3,228	57,910
iShares Russell 1000 Growth Index Fund	819	53,636
iShares Russell 1000 Value Index Fund	724	52,722
iShares Russell 2000 Value Index Fund	1,845	139,316
iShares Russell Microcap(R) Index Fund	933	48,749
iShares S&P Latin America 40 Index Fund	551	24,156
iShares S&P North American Natural Resources Sector Index Fund	3,421	130,545
iShares S&P/TOPIX 150 Index Fund	208	8,830
Market Vectors Indonesia Index ETF	220	6,301
Market Vectors Russia ETF	860	25,774
Market Vectors Uranium+Nuclear Energy ETF	2,173	29,901
PowerShares Dynamic Market Portfolio	771	37,609
SPDR Euro Stoxx 50 ETF	854	29,600
SPDR Russell/Nomura SmallCap Japan ETF	1,067	45,187
SPDR S&P Emerging Markets SmallCap ETF	1,582	73,785
Vanguard REIT ETF	100	6,580
Total Equity Fund		1,925,951
Total Exchange Traded Funds (Cost $2,715,388)		2,793,431
MONEY MARKET FUND — 27.0%
JP Morgan Prime Money Market Fund – Institutional Class, (Cost $1,035,686)	1,035,686	1,035,686
Total Investments Before Securities Sold, Not Yet Purchased (Cost $3,766,905)		3,846,664

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Equity Fund — 50.1% (continued)
Securities Sold, Not Yet Purchased — (1.5)%
EXCHANGE TRADED FUNDS — (1.5)%
Currency Fund — (1.3)%
Currency Shares British Pound Sterling Trust*	312	$(50,142)
Equity Fund — (0.2)%
iShares Russell 2000 Growth Index Fund	75	(7,148)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(55,826)]		(57,290)
Total Investments – 98.6% (Cost $3,711,079)		3,789,374
Other Assets in Excess of Liabilities — 1.4%		52,307
Net Assets — 100.0%		$3,841,681

ETF	— Exchange Traded Fund
ETN	— Exchange Traded Note
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral in connection with swaps positions carried by the fund.

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Asset Allocation Fund	2.2%
Commodity Fund	0.9
Currency Fund	(1.3)
Debt Fund	19.5
Equity Fund	50.3
Money Market Fund	27.0
Total Investments	98.6
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

Total Return Swaps contracts outstanding as of December 31, 2012

Reference Entity	Number of Contracts	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/(Depreciation)
CECE Net Total Return Index	7	1/15/2013	$19,194	$20,647	$1,453
Currency Shares Japanese Yen Trust	318	1/15/2013	37,877	$(36,047)	1,830
EURO STOXX Large Net Return USD	53	1/15/2013	23,964	$(24,795)	(831)
EURO STOXX Mid Net Return	300	1/15/2013	113,139	$117,715	4,576
Market Vectors Russia Small-Cap ETF	2,788	1/15/2013	40,459	$42,495	2,036
Net Unrealized Appreciation					$9,064

Cash held as collateral with broker for swap contracts was $54,918 at December 31, 2012.

Societe Generale acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF†
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS — 46.2%
Fidelity Institutional Government Money Market Portfolio – Class III	51,157,432	$51,157,432
Morgan Stanley Institutional Liquidity Funds – Government Portfolio	50,000,000	50,000,000
Total Investments Before Securities Sold, Not Yet Purchased (Cost $101,157,432)		101,157,432
Securities Sold, Not Yet Purchased — (96.5)%
COMMON STOCKS — (96.5)%
Aerospace/Defense — (2.1)%
Rockwell Collins, Inc.	80,500	(4,682,685)
Apparel — (2.0)%
Coach, Inc.	80,500	(4,468,555)
Auto Parts & Equipment — (6.5)%
Goodyear Tire & Rubber Co. (The)*	887,700	(12,259,137)
Johnson Controls, Inc.	60,900	(1,869,630)
Total Auto Parts & Equipment		(14,128,767)
Banks — (3.2)%
Capital One Financial Corp.	38,200	(2,212,926)
Deutsche Bank AG (Germany)(a)	107,300	(4,752,317)
Total Banks		(6,965,243)
Beverages — (3.5)%
Green Mountain Coffee Roasters, Inc.*	187,200	(7,742,592)
Biotechnology — (3.0)%
Exact Sciences Corp.*	382,600	(4,051,734)
Life Technologies Corp.*	53,500	(2,625,780)
Total Biotechnology		(6,677,514)
Chemicals — (3.7)%
Cabot Corp.	141,000	(5,610,390)
Dow Chemical Co. (The)	75,100	(2,427,232)
Total Chemicals		(8,037,622)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF†
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Commercial Services — (2.2)%
Parexel International Corp.*	162,900	$(4,820,211)
Computers — (0.9)%
Cadence Design Systems, Inc.*	153,500	(2,073,785)
Distribution/Wholesale — (4.9)%
Fossil, Inc.*	114,700	(10,678,570)
Diversified Financial Services — (2.2)%
CME Group, Inc.	93,400	(4,736,314)
Electronics — (1.3)%
Agilent Technologies, Inc.	66,885	(2,738,272)
Internet — (7.7)%
Broadsoft, Inc.*	138,400	(5,028,072)
Constant Contact, Inc.*	203,600	(2,893,156)
NetEase, Inc. (Cayman Islands)*(b)	113,900	(4,846,445)
Splunk, Inc.*	140,400	(4,074,408)
Total Internet		(16,842,081)
Iron/Steel — (9.9)%
Cliffs Natural Resources, Inc.	324,000	(12,493,440)
Vale SA (Brazil)(b)	436,900	(9,157,424)
Total Iron/Steel		(21,650,864)
Lodging — (0.9)%
Caesars Entertainment Corp.*	295,166	(2,042,549)
Machinery – Diversified — (1.5)%
Cummins, Inc.	29,700	(3,217,995)
Miscellaneous Manufacturing — (2.8)%
Aptargroup, Inc.	127,041	(6,062,397)
Oil & Gas — (3.9)%
Baker Hughes, Inc.	105,500	(4,308,620)
Denbury Resources, Inc.*	137,400	(2,225,880)
Superior Energy Services, Inc.*	100,600	(2,084,432)
Total Oil & Gas		(8,618,932)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF†
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — (2.2)%
Perrigo Co.	46,600	$(4,847,798)
Retail — (12.4)%
Chipotle Mexican Grill, Inc.*	44,500	(13,236,970)
Lululemon Athletica, Inc.*	13,600	(1,036,728)
Tiffany & Co.	130,800	(7,500,072)
Ulta Salon, Cosmetics & Fragrance, Inc.	28,900	(2,839,714)
Williams-Sonoma, Inc.	57,200	(2,503,644)
Total Retail		(27,117,128)
Semiconductors — (2.9)%
Altera Corp.	78,819	(2,714,526)
First Solar, Inc.*	118,800	(3,668,544)
Total Semiconductors		(6,383,070)
Software — (6.1)%
Concur Technologies, Inc.*	50,700	(3,423,264)
Nuance Communications, Inc.*	166,200	(3,709,584)
ServiceNow, Inc.*	115,000	(3,453,450)
Verifone Systems, Inc.*	93,400	(2,772,112)
Total Software		(13,358,410)
Telecommunications — (8.4)%
Acme Packet, Inc.*	103,900	(2,298,268)
Centurylink, Inc.	222,300	(8,696,376)
ViaSat, Inc.*	190,300	(7,402,670)
Total Telecommunications		(18,397,314)
Transportation — (2.3)%
FedEx Corp.	28,200	(2,586,504)
Kansas City Southern	28,600	(2,387,527)
Total Transportation		(4,974,031)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(194,060,108)]		(211,262,699)
Total Investments — (50.3)% (Cost $(92,902,676))		(110,105,267)
Other Assets in Excess of Liabilities — 150.3%		329,054,794
Net Assets — 100.0%		$218,949,527

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF†
Schedule of Investments (continued)

†	Formerly Active Bear ETF
*	Non-income producing security
(a)	Registered Shares
(b)	American Depositary Receipt

Cash of $233,152,310 has been segregated to cover requirement for open short sales as of December 31, 2012.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(2.1)%
Apparel	(2.0)
Auto Parts & Equipment	(6.5)
Banks	(3.2)
Beverages	(3.5)
Biotechnology	(3.0)
Chemicals	(3.7)
Commercial Services	(2.2)
Computers	(0.9)
Distribution/Wholesale	(4.9)
Diversified Financial Services	(2.2)
Electronics	(1.3)
Internet	(7.7)
Iron/Steel	(9.9)
Lodging	(0.9)
Machinery – Diversified	(1.5)
Miscellaneous Manufacturing	(2.8)
Oil & Gas	(3.9)
Pharmaceuticals	(2.2)
Retail	(12.4)
Semiconductors	(2.9)
Software	(6.1)
Telecommunications	(8.4)
Transportation	(2.3)
Money Market Funds	46.2
Total Investments	(50.3)
Other Assets in Excess of Liabilities	150.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ROCKLEDGE SECTORSAM ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 101.5%
Equity Fund — 101.5%
Financial Select Sector SPDR Fund(a)	25,558	$419,152
Industrial Select Sector SPDR Fund(a)	11,090	420,311
Materials Select Sector SPDR Fund	11,228	421,499
Total Investments Before Securities Sold, Not Yet Purchased (Cost $1,243,733)		1,260,962
Securities Sold, Not Yet Purchased — (101.6)%
Equity Fund — (101.6)%
Consumer Discretionary Select Sector SPDR Fund	4,275	(202,763)
Consumer Staples Select Sector SPDR Fund	6,016	(209,537)
Energy Select Sector SPDR Fund(a)	2,649	(189,245)
Health Care Select Sector SPDR Fund	5,184	(207,101)
Technology Select Sector SPDR Fund	13,623	(394,386)
Utilities Select Sector SPDR Fund	1,680	(58,716)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(1,280,801)]		(1,261,748)
Total Investments — (0.1)% (Cost $(37,068))		(786)
Other Assets in Excess of Liabilities — 100.1%		1,242,868
Net Assets — 100.0%		$1,242,082

(a)	Represents security, or a portion thereof, segregated as collateral for securities sold, not yet purchased.

Cash of $1,231,781 has been segregated to cover requirement for open short sales as of December 31, 2012.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	(0.1)%
Total Investments	(0.1)
Other Assets in Excess of Liabilities	100.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–64.8%
Commodity Fund — 12.2%
PowerShares DB Precious Metals Fund*	29,043	$1,658,065
Debt Fund — 1.4%
iShares iBoxx $ High Yield Corporate Bond Fund	2,000	186,700
Equity Fund — 51.2%
Energy Select Sector SPDR Fund	24,283	1,734,778
iShares Dow Jones US Real Estate Index Fund	26,821	1,735,855
iShares MSCI Emerging Markets Index Fund	38,905	1,725,437
SPDR S&P 500 ETF Trust	12,215	1,740,882
Total Equity Fund		6,936,952
Total Exchange Traded Funds (Cost $8,778,449)		8,781,717
U.S. TREASURY NOTES — 14.4%
U.S. Treasury Note, 4.25%, 08/15/13	950,000	974,009
U.S. Treasury Note, 4.25%, 11/15/13	950,000	983,621
Total U.S. Treasury Notes (Cost $1,958,060)		1,957,630
MONEY MARKET FUND — 20.3%
BlackRock Liquidity Funds -T- Fund Portfolio — Institutional Class, 0.01% (Cost $2,747,922)	2,747,922	2,747,922

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Contracts	Value
PURCHASED PUT OPTION — 1.4%
SPDR S&P 500 ETF Trust Option expiring 12/21/13 @ $115.00 (Cost $206,960)	526	$182,785
Total Investments Before Written Options — 100.9% (Cost $13,691,391)		13,670,054
WRITTEN CALL OPTIONS — (0.9)%
Energy Select Sector SPDR Fund Option expiring 01/19/13, Strike Price $72.00	(49)	(5,268)
Energy Select Sector SPDR Fund Option expiring 01/19/13, Strike Price $73.00	(193)	(12,545)
iShares Dow Jones US Real Estate Index Fund Option expiring 01/19/13, Strike Price $64.00	(121)	(13,855)
iShares Dow Jones US Real Estate Index Fund Option expiring 01/19/13, Strike Price $65.00	(43)	(2,236)
iShares Dow Jones US Real Estate Index Fund Option expiring 02/16/13, Strike Price $66.00	(98)	(5,194)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 02/16/13, Strike Price $94.00	(20)	(1,050)
iShares MSCI Emerging Markets Index Fund Option expiring 01/19/13, Strike Price $43.00	(76)	(13,110)
iShares MSCI Emerging Markets Index Fund Option expiring 01/19/13, Strike Price $44.00	(179)	(17,363)
iShares MSCI Emerging Markets Index Fund Option expiring 02/16/13, Strike Price $45.00	(134)	(11,792)
PowerShares DB Precious Metals Fund Option expiring 01/19/13, Strike Price $60.00	(50)	(1,000)
PowerShares DB Precious Metals Fund Option expiring 01/19/13, Strike Price $61.00	(56)	(1,260)
PowerShares DB Precious Metals Fund Option expiring 02/16/13, Strike Price $57.00	(75)	(8,812)
PowerShares DB Precious Metals Fund Option expiring 02/16/13, Strike Price $58.00	(75)	(5,812)
SPDR S&P 500 ETF Trust Option expiring 01/19/13, Strike Price $141.00	(11)	(3,520)
SPDR S&P 500 ETF Trust Option expiring 01/19/13, Strike Price $143.00	(13)	(2,509)
SPDR S&P 500 ETF Trust Option expiring 02/16/13, Strike Price $144.00	(23)	(5,842)
SPDR S&P 500 ETF Trust Option expiring 02/16/13, Strike Price $148.00	(75)	(7,013)
Total Written Call Options [Premiums Received $(96,005)]		(118,181)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Contracts	Value
WRITTEN PUT OPTIONS — (0.1)%
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 01/19/13 @ 92.00	(107)	$(3,210)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 01/19/2013 @ $93.00	(14)	(840)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 02/16/2013 @ 92.00	(50)	(4,250)
Total Written Put Options [Premiums Received $(17,102)]		(8,300)
Total Written Options — (1.0)% [Premiums Received $(113,107)]		(126,481)
Total Investments — 99.9% (Cost $13,578,284)		13,543,573
Other Assets in Excess of Liabilities — 0.1%		13,865
Net Assets — 100.0%		$13,557,438

ETF — Exchange Traded Fund

*	Non-income producing security

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	12.2%
Debt Fund	1.4
Equity Fund	51.2
U.S. Treasury Notes	14.4
Money Market Fund	20.3
Purchased Put Option	1.4
Written Call Options	(0.9)
Written Put Options	(0.1)
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.3%
Beverages — 1.0%
Constellation Brands, Inc., Class A*	3,092	$109,426
Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.*	1,179	110,602
Biogen Idec, Inc.*	720	105,603
Gilead Sciences, Inc.*	1,503	110,395
PDL BioPharma, Inc.	14,940	105,327
Total Biotechnology		431,927
Chemicals — 2.0%
NewMarket Corp.	410	107,502
Sherwin-Williams Co. (The)	744	114,442
Total Chemicals		221,944
Commercial Services — 9.9%
Apollo Group, Inc., Class A*	5,184	108,449
Chemed Corp.	1,600	109,744
CoreLogic, Inc.*	4,110	110,641
DeVry, Inc.	4,383	104,009
Gartner, Inc.*	2,421	111,414
H&R Block, Inc.	5,970	110,863
MasterCard, Inc., Class A	225	110,538
Moody's Corp.	2,296	115,535
VistaPrint NV*	3,222	105,875
Weight Watchers International, Inc.	2,160	113,098
Total Commercial Services.		1,100,166
Computers — 6.3%
CACI International, Inc., Class A*	2,070	113,912
Cognizant Technology Solutions Corp., Class A*	1,539	113,963
Fortinet, Inc.*	5,355	112,830
Jack Henry & Associates, Inc.	2,880	113,069

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Computers — 6.3% (continued)
Teradata Corp.*	1,854	$114,744
Western Digital Corp.	2,956	125,600
Total Computers.		694,118
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	1,028	107,467
Diversified Financial Services — 5.1%
Ameriprise Financial, Inc.	1,809	113,298
CBOE Holdings, Inc.	3,726	109,768
Eaton Vance Corp.	3,562	113,450
Federated Investors, Inc., Class B	5,670	114,704
World Acceptance Corp.*	1,556	116,015
Total Diversified Financial Services		567,235
Electric — 1.0%
Duke Energy Corp.	1,746	111,395
Electronics — 3.1%
Tech Data Corp.*	2,493	113,506
Vishay Intertechnology, Inc.*	11,000	116,930
Watts Water Technologies, Inc., Class A	2,680	115,213
Total Electronics.		345,649
Engineering & Construction — 1.1%
MasTec, Inc.*	4,797	119,589
Entertainment — 3.0%
Bally Technologies, Inc.*	2,417	108,064
International Game Technology	7,654	108,457
Six Flags Entertainment Corp.	1,863	114,016
Total Entertainment		330,537
Food — 3.9%
Ingredion, Inc.	1,728	111,335
Kroger Co. (The)	4,234	110,169

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Food — 3.9% (continued)
Sanderson Farms, Inc.	2,223	$105,704
Smithfield Foods, Inc.*	4,960	106,987
Total Food		434,195
Healthcare – Products — 2.8%
Edwards Lifesciences Corp.*	1,215	109,557
Idexx Laboratories, Inc.*	1,158	107,462
Intuitive Surgical, Inc.*	198	97,093
Total Healthcare – Products		314,112
Healthcare – Services — 2.0%
Bio-Reference Laboratories, Inc.*	3,852	110,514
Coventry Health Care, Inc.	2,502	112,164
Total Healthcare – Services		222,678
Household Products/Wares — 2.0%
Clorox Co. (The)	1,450	106,169
Scotts Miracle-Gro Co. (The), Class A	2,600	114,530
Total Household Products/Wares.		220,699
Housewares — 1.0%
Toro Co. (The)	2,628	112,951
Insurance — 2.0%
Assurant, Inc.	3,186	110,554
Platinum Underwriters Holdings Ltd.	2,457	113,022
Total Insurance		223,576
Internet — 4.1%
Expedia, Inc.	1,911	117,431
Opentable, Inc.*	2,330	113,704
Priceline.com, Inc.*	180	111,816
ValueClick, Inc.*	5,786	112,306
Total Internet		455,257

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Investment Companies — 1.0%
Apollo Investment Corp.	13,662	$114,214
Machinery – Diversified — 1.0%
Flowserve Corp.	774	113,623
Metal Fabricate/Hardware — 1.1%
Mueller Industries, Inc.	2,358	117,971
Miscellaneous Manufacturing — 0.9%
Smith & Wesson Holding Corp.*	11,349	95,786
Office/Business Equipment — 1.0%
Xerox Corp.	15,939	108,704
Oil & Gas — 3.1%
CVR Energy, Inc.*	2,403	117,243
Delek US Holdings, Inc.	4,248	107,559
Plains Exploration & Production Co.*	2,430	114,064
Total Oil & Gas		338,866
Packaging & Containers — 2.1%
Packaging Corp. of America.	3,000	115,410
Rock Tenn Co., Class A	1,647	115,142
Total Packaging & Containers		230,552
Pharmaceuticals — 5.0%
Abbott Laboratories	1,710	112,005
Impax Laboratories, Inc.*	5,562	113,965
Mylan, Inc.*	4,064	111,679
Santarus, Inc.*	10,728	117,794
USANA Health Sciences, Inc.*	2,952	97,209
Total Pharmaceuticals		552,652
Real Estate Investment Trusts — 1.0%
Extra Space Storage, Inc.	3,177	115,611

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Retail — 12.0%
ANN, Inc.*	3,393	$114,819
AutoNation, Inc.*	2,853	113,264
Copart, Inc.*	3,692	108,914
DSW, Inc., Class A	1,746	114,695
Dunkin' Brands Group, Inc.	3,510	116,462
Francesca's Holdings Corp.*	4,536	117,755
Gamestop Corp., Class A	4,032	101,163
GNC Holdings, Inc., Class A	3,330	110,822
Home Depot, Inc. (The)	1,835	113,495
MSC Industrial Direct Co., Inc., Class A	1,566	118,045
Nu Skin Enterprises, Inc., Class A	2,438	90,328
O'Reilly Automotive, Inc.*	1,232	110,165
Total Retail		1,329,927
Savings & Loans — 1.0%
People's United Financial, Inc.	9,153	110,660
Semiconductors — 6.1%
KLA-Tencor Corp.	2,358	112,618
Lam Research Corp.*	3,100	112,003
Linear Technology Corp.	3,312	113,602
PMC-Sierra, Inc.*	20,880	108,785
Semtech Corp.*	3,987	115,424
Teradyne, Inc.*	6,732	113,703
Total Semiconductors		676,135
Software — 8.9%
Allscripts Healthcare Solutions, Inc.*	10,316	97,177
athenahealth, Inc.*	1,476	108,412
Broadridge Financial Solutions, Inc.	4,797	109,755
CommVault Systems, Inc.*	1,638	114,185
Guidewire Software, Inc.*	3,618	107,527
Intuit, Inc.	1,858	110,551
Microsoft Corp.	4,149	110,903
MSCI, Inc.*	3,717	115,190

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Software — 8.9% (continued)
Oracle Corp.	3,510	$116,953
Total Software		990,653
Telecommunications — 0.9%
InterDigital, Inc.	2,550	104,805
Total Common Stocks (Cost $11,028,336)		11,123,080
MONEY MARKET FUND — 0.9%
Wells Fargo Advantage Government Money Market Fund – Institutional Class (Cost $98,845)	98,845	98,845
Total Investments — 101.2%
(Cost $11,127,181)		11,221,925
Liabilities in Excess of Other Assets — (1.2)%		(130,868)
Net Assets — 100.0%		$11,091,057

*	Non-income producing security

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Beverages	1.0%
Biotechnology	3.9
Chemicals	2.0
Commercial Services	9.9
Computers	6.3
Cosmetics/Personal Care	1.0
Diversified Financial Services	5.1
Electric	1.0
Electronics	3.1
Engineering & Construction	1.1
Entertainment	3.0
Food	3.9
Healthcare — Products	2.8
Healthcare — Services	2.0
Household Products/Wares	2.0
Housewares	1.0
Insurance	2.0
Internet	4.1
Investment Companies	1.0
Machinery — Diversified	1.0
Metal Fabricate/Hardware	1.1
Miscellaneous Manufacturing	0.9
Office/Business Equipment	1.0
Oil & Gas	3.1
Packaging & Containers	2.1
Pharmaceuticals	5.0
Real Estate Investment Trusts	1.0
Retail	12.0
Savings & Loans	1.0
Semiconductors	6.1
Software	8.9
Telecommunications	0.9
Money Market Fund	0.9
Total Investments	101.2
Other Assets in Excess of Liabilities	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

December 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.1%
Beverages — 4.2%
Coca-Cola Enterprises, Inc.	9,259	$293,788
Biotechnology — 3.7%
Novozymes A/S (Denmark)(a)	9,245	261,633
Chemicals — 4.1%
Potash Corp. of Saskatchewan, Inc. (Canada)	7,144	290,689
Commercial Services — 4.5%
SGS SA (Switzerland)(a)	14,053	313,101
Cosmetics/Personal Care — 5.4%
L'Oreal SA (France)(a)	13,412	375,268
Diversified Financial Services — 3.2%
Lazard Ltd., Class A (Bermuda)	7,469	222,875
Food — 14.1%
BRF – Brasil Foods SA (Brazil)(a)	11,359	239,788
Jeronimo Martins, SGPS, SA (Portugal)(a)	3,900	151,710
Nestle SA (Switzerland)(a)	4,388	285,966
Shoprite Holdings Ltd. (South Africa)(a)	3,430	167,555
Want Want China Holdings Ltd. (Cayman Islands)(a)	2,085	145,742
Total Food		990,761
Forest Products & Paper — 2.2%
Svenska Cellulosa AB (Sweden)(a)	6,880	151,222
Healthcare – Products — 8.7%
Essilor International SA (France)(a)	6,502	332,772
Shandong Weigao Group Medical Polymer Co. Ltd. (China)(a)	29,435	116,622
Sysmex Corp. (Japan)(a)	7,070	162,610
Total Healthcare – Products		612,004

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
Holding Companies – Diversified — 2.6%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	4,842	$182,495
Insurance — 4.1%
ACE Ltd. (Switzerland)	3,574	285,205
Internet — 2.2%
Tencent Holdings Ltd. (Cayman Islands)(a)	4,750	155,088
Machinery – Diversified — 4.0%
Fanuc Corp. (Japan)(a)	9,118	283,296
Oil & Gas Services — 3.7%
Core Laboratories N.V. (Netherlands)	2,402	262,563
Pharmaceuticals — 4.3%
NOVO Nordisk A/S (Denmark)(a)	1,861	303,734
Retail — 6.5%
Arcos Dorados Holdings, Inc., Class A (Argentina)	20,153	241,030
Wal-Mart de Mexico SAB de CV (Mexico)(a)	6,654	218,118
Total Retail		459,148
Semiconductors — 12.4%
Arm Holdings PLC (United Kingdom)(a)	8,144	308,088
ASML Holding N.V. (Netherlands)	2,664	171,588
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	22,814	391,488
Total Semiconductors		871,164
Transportation — 6.2%
Canadian National Railway Co. (Canada)	3,159	287,501
Kuehne + Nagel International AG (Switzerland)(a)	6,100	148,413
Total Transportation		435,914
Total Common Stocks (Cost $6,107,977)		6,749,948

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 4.6%
Invesco Government & Agency Portfolio – Private Investment Class (Cost $319,617)	319,617	$319,617
Total Investments — 100.7% (Cost $6,427,594)		7,069,565
Liabilities in Excess of Other Assets — (0.7)%		(46,005)
Net Assets — 100.0%		$7,023,560

(a)	American Depositary Receipt

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Beverages	4.2%
Biotechnology	3.7
Chemicals	4.1
Commercial Services	4.5
Cosmetics/Personal Care	5.4
Diversified Financial Services	3.2
Food	14.1
Forest Products & Paper	2.2
Healthcare – Products	8.7
Holding Companies – Diversified	2.6
Insurance	4.1
Internet	2.2
Machinery-Diversified	4.0
Oil & Gas Services	3.7
Pharmaceuticals.	4.3
Retail	6.5
Semiconductors	12.4
Transportation	6.2
Money Market Fund	4.6
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

(This page intentionally left blank.)

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2012 (Unaudited)

	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Cambria Global Tactical ETF	Global Alpha & Beta ETF
ASSETS
Investments, at Cost	$27,851,955	$15,922,522	$61,022,356	$1,263,079
Investments in Affiliates, at Cost (Note 8)	$—	$—	$—	$—
Investments, at Market Value	30,356,936	17,242,596	64,913,633	1,320,285
Investments in Affiliates, at Market Value (Note 8)	—	—	—	—
Cash	—	—	—	—
Cash collateral held at brokers	12,279,345	—	—	—
Receivable from Securities Sold	—	—	—	—
Unrealized Appreciation on Swaps Contracts	—	—	—	—
Dividend and Interest Receivable	18	1	208,521	1,711
Reclaim Receivable	—	—	—	—
Due from Investment Advisor	—	—	—	5,057
Deferred Offering Costs	—	—	—	—
Prepaid Trustee Fees	—	101	58	—
Prepaid Expenses	2,585	1,846	8,338	4,624
Total Assets	42,638,884	17,244,544	65,130,550	1,331,677
LIABILITIES
Due to Custodian	—	—	—	—
Securities Sold, Not Yet Purchased*	14,428,555	—	—	—
Options Written, at Value(a)	—	—	—	—
Unrealized Deprecation on Swaps Contracts	—	—	—	—
Advisory Payable	24,245	8,177	46,748	—
Payable for Securities Purchased	—	—	—	—
Capital Shares Payable	—	—	—	—
Distribution Payable	—	185,454	—	7,701
Dividend Payable on Securities Sold, Not Yet Purchased	6,431	—	—	—
Trustee Fees Payable	13	—	—	238
Interest Payable	41,145	—	1,451,034	—
Payable to Global Echo Foundation	—	—	—	—
Accrued Expenses	41,653	23,604	53,795	20,379
Total Liabilities	14,542,042	217,235	1,551,577	28,318
NET ASSETS	$28,096,842	$17,027,309	$63,578,973	$1,303,359
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$31,490,143	$15,600,382	$79,471,212	$1,202,437
Undistributed Net Investment Income (Loss)	(535,665)	(69,172)	(283,118)	(3,299)
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	(4,335,078)	176,025	(19,500,398)	47,015
Unrealized Appreciation (Depreciation) on Investments, optiions written and swaps	1,477,442	1,320,074	3,891,277	57,206
NET ASSETS	$28,096,842	$17,027,309	$63,578,973	$1,303,359
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,250,000	600,000	2,600,000	50,000
Net Asset Value (NAV) Per Share	$22.48	$28.38	$24.45	$26.07
*Proceeds Received from Securities Sold, Not Yet Purchased	$13,401,016	$—	$—	$—
(a) Premiums Received for Options Written	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2012 (Unaudited)

	Global Echo ETF	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF	Peritus High Yield ETF	Pring Turner Business Cycle ETF
ASSETS
Investments, at Cost	$4,983,056	$14,316,073	$22,171,822	$13,739,465	$6,983,730	$173,046,252	$2,375,961
Investments in Affiliates, at Cost (Note 8)	$16,047	$—	$—	$—	$—	$—	$125,124
Investments, at Market Value	5,109,808	15,226,746	23,166,244	15,021,455	7,190,632	173,311,135	2,362,497
Investments in Affiliates, at Market Value (Note 8)	15,410	—	—	—	—	—	124,975
Cash	—	395	—	—	—	—	—
Cash collateral held at brokers	—	—	—	—	—	—	—
Receivable from Securities Sold	141,453	—	—	—	—	—	—
Unrealized Appreciation on Swaps Contracts	—	—	—	—	—	—	—
Dividend and Interest Receivable	12,051	11,388	41,335	27,600	9,348	4,143,563	4,726
Reclaim Receivable	—	—	—	2,606	—	—	—
Due from Investment Advisor	—	—	—	—	1,434	—	2,233
Deferred Offering Costs	—	—	—	—	—	—	—
Prepaid Trustee Fees	—	—	—	—	—	48	—
Prepaid Expenses	—	1,946	2,566	1,850	606	10,935	—
Total Assets	5,278,722	15,240,475	23,210,145	15,053,511	7,202,020	177,465,681	2,494,431
LIABILITIES
Due to Custodian	23,426	—	—	—	—	—	—
Securities Sold, Not Yet Purchased*	—	—	—	—	—	—	—
Options Written, at Value(a)	—	—	—	—	—	—	—
Unrealized Deprecation on Swaps Contracts	—	—	—	—	—	—	—
Advisory Payable	3,868	1,922	6,840	2,544	—	165,684	—
Payable for Securities Purchased	112,197	—	—	—	—	—	—
Capital Shares Payable	—	—	—	—	—	—	—
Distribution Payable	—	—	—	—	64,270	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	—	—	—	—
Trustee Fees Payable	—	5	5	5	6	—	54
Interest Payable	—	—	—	—	—	—	—
Payable to Global Echo Foundation	1,407	—	—	—	—	—	—
Accrued Expenses	—	39,402	34,137	40,095	29,568	84,385	3,499
Total Liabilities	140,898	41,329	40,982	42,644	93,844	250,069	3,553
NET ASSETS	$5,137,824	$15,199,146	$23,169,163	$15,010,867	$7,108,176	$177,215,612	$2,490,878
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$5,037,095	$14,875,057	$22,142,454	$16,195,208	$7,242,772	$176,913,996	$2,500,000
Undistributed Net Investment Income (Loss)	(4,253)	590	61,135	3,481	(27,814)	6,038	4,491
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	(21,133)	(587,174)	(28,848)	(2,469,812)	(313,684)	30,695	—
Unrealized Appreciation (Depreciation) on Investments, optiions written and swaps	126,115	910,673	994,422	1,281,990	206,902	264,883	(13,613)
NET ASSETS	$5,137,824	$15,199,146	$23,169,163	$15,010,867	$7,108,176	$177,215,612	$2,490,878
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	100,000	550,000	875,000	625,000	275,000	3,550,000	100,000
Net Asset Value (NAV) Per Share	$51.38	$27.63	$26.48	$24.02	$25.85	$49.92	$24.91
*Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$—	$—	$—	$—
(a) Premiums Received for Options Written	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities (continued)

December 31, 2012 (Unaudited)

	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Rockledge SectorSAM ETF	STAR Global Buy-Write ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF
ASSETS
Investments, at Cost	$3,766,905	$101,157,432	$1,243,733	$13,691,391	$11,127,181	$6,427,594
Investments in Affiliates, at Cost (Note 8)	$—	$—	$—	$—	$—	$—
Investments, at Market Value	3,846,664	101,157,432	1,260,962	13,670,054	11,221,925	7,069,565
Investments in Affiliates, at Market Value (Note 8)	—	—	—	—	—	—
Cash	15	116,422,758	43,904	—	—	—
Cash collateral held at brokers	54,918	233,152,310	1,231,781	—	—	—
Receivable from Securities Sold	—	9,090,230	590,192	260,790	—	—
Unrealized Appreciation on Swaps Contracts	9,895	—	—	—	—	—
Dividend and Interest Receivable	3,209	2,744	7,866	42,338	4,642	1,857
Reclaim Receivable	—	—	—	—	—	8,462
Due from Investment Advisor	7,668	—	9,404	—	2,299	—
Deferred Offering Costs	27,501	—	—	—	—	—
Prepaid Trustee Fees	—	34	—	—	—	—
Prepaid Expenses	278	34,975	1,023	31,680	2,886	463
Total Assets	3,950,148	459,860,483	3,145,132	14,004,862	11,231,752	7,080,347
LIABILITIES
Due to Custodian	—	—	—	1,819	108,732	11,208
Securities Sold, Not Yet Purchased*	57,290	211,262,699	1,261,748	—	—	—
Options Written, at Value(a)	—	—	—	126,481	—	—
Unrealized Deprecation on Swaps Contracts	831	—	—	—	—	—
Advisory Payable	—	328,223	—	9,884	—	3,290
Payable for Securities Purchased	5,864	25,284,331	586,691	186,256	—	—
Capital Shares Payable	—	3,687,830	—	—	—	—
Distribution Payable	26,646	—	18,966	109,016	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	43	35,232	9,112	—	—	—
Trustee Fees Payable	809	—	38	70	11	14
Interest Payable	—	200,567	153	—	—	—
Payable to Global Echo Foundation	—	—	—	—	—	—
Accrued Expenses	16,984	112,074	26,342	13,898	31,952	42,275
Total Liabilities	108,467	240,910,956	1,903,050	447,424	140,695	56,787
NET ASSETS	$3,841,681	$218,949,527	$1,242,082	$13,557,438	$11,091,057	$7,023,560
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$3,766,470	$305,976,564	$1,305,023	$13,614,994	$10,560,999	$6,801,503
Undistributed Net Investment Income (Loss)	(10,783)	(8,183,715)	(34,932)	(77,763)	(448)	(145)
Accumulated Net Gain (Loss) on Investments, options written and swap transactions	(1,365)	(61,640,731)	(64,291)	54,918	435,762	(419,769)
Unrealized Appreciation (Depreciation) on Investments, optiions written and swaps	87,359	(17,202,591)	36,282	(34,711)	94,744	641,971
NET ASSETS	$3,841,681	$218,949,527	$1,242,082	$13,557,438	$11,091,057	$7,023,560
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	150,000	11,950,000	50,000	550,000	325,000	225,000
Net Asset Value (NAV) Per Share	$25.61	$18.32	$24.84	$24.65	$34.13	$31.22
*Proceeds Received from Securities Sold, Not Yet Purchased	$55,826	$194,060,108	$1,280,801	$—	$—	$—
(a) Premiums Received for Options Written	$—	$—	$—	$113,107	$—	$—

See accompanying Notes to Financial Statements.

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ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Cambria Global Tactical ETF	Global Alpha & Beta ETF(1)
INVESTMENT INCOME:
Dividend Income	$159,447	$83,652	$1,199,422	$13,550
Dividend Income from Affiliates	—	—	—	—
Interest Income	19	1	7,501	10
Foreign withholding tax	—	—	—	(245)
Total Investment Income	159,466	83,653	1,206,923	13,315
EXPENSES:
Advisory Fees	169,054	73,063	325,718	7,889
Dividend Expense	105,853	—	—	—
Professional Fees	52,551	19,881	19,087	19,261
Accounting & Administration Fees	9,796	10,308	37,418	7,467
Exchange Listing Fees	5,301	8,492	1,360	9,304
Pricing Fees	3,290	750	1,600	2,734
Report to Shareholders	1,900	4,327	5,188	4,078
Custody Fees	1,811	496	2,578	1,148
Insurance Fees	392	769	—	2,248
Transfer Agent Fees	792	506	2,634	557
Trustee Fees	932	819	862	808
Interest on Securities Sold Short	206,622	—	—	—
Contribution to Global Echo Foundation	—	—	—	—
Licensing Fees	—	—	—	—
Registration Fees	—	254	—	26
Miscellaneous Fees	790	—	558	73
Total Expenses	559,084	119,665	397,003	55,593
Advisory Fees Waived/Recoupment	(58,772)	(23,530)	(8,379)	(45,732)
Expense Reimbursement	—	—	—	—
Net Expenses	500,312	96,135	388,624	9,861
Net Investment Income (Loss)	(340,846)	(12,482)	818,299	3,454
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, OPTIONS WRITTEN AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	160,750	62,557	321,213	(87)
In-Kind Redemptions	1,803,244	1,213,458	1,118,367	48,050
Swaps	—	—	—	—
Short Sales	(1,084,869)	—	(12,752)	—
Options Written	—	—	—	—
Distributions by other Investments Companies	—	—	3,330	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,079,853	1,223,316	1,563,844	57,206
Short Sales	(1,183,272)	—	—	—
Swaps	—	—	—	—
Options Written	—	—	—	—
Net Realized and Unrealized Gain (Loss)	1,775,706	2,499,331	2,994,002	105,169
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATONS	$1,434,860	$2,486,849	$3,812,301	$108,623

(1)	Represents the period July 10, 2012 (commencement of operations) to December 31, 2012.
(2)	Represents the period December 18, 2012 (commencement of operations) to December 31, 2012.
(3)	Represents the period August 7, 2012 (commencement of operations) to December 31, 2012.
(4)	Represents the period September 17, 2012 (commencement of operations) to December 31, 2012.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

	Global Echo ETF	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF
INVESTMENT INCOME:
Dividend Income	$20,035	$153,048	$460,092	$153,145	$79,981
Dividend Income from Affiliates	—	—	—	—	—
Interest Income	13,441	81	169	144	78
Foreign withholding tax	(363)	—	—	(16,974)	—
Total Investment Income	33,113	153,129	460,261	136,315	80,059
EXPENSES:
Advisory Fees	27,402	61,700	56,964	58,113	60,004
Dividend Expense	—	—	—	—	—
Professional Fees	—	17,252	17,743	17,251	8,547
Accounting & Administration Fees	—	26,231	23,900	24,287	23,698
Exchange Listing Fees	—	4,410	4,410	4,410	4,063
Pricing Fees	—	2,548	2,548	2,548	2,548
Report to Shareholders	—	1,979	1,779	1,649	1,327
Custody Fees	—	8,418	610	9,660	846
Insurance Fees	—	—	—	—	382
Transfer Agent Fees	—	526	818	477	158
Trustee Fees	—	925	925	925	926
Interest on Securities Sold Short	—	—	—	—	—
Contribution to Global Echo Foundation	9,964	—	—	—	—
Licensing Fees	—	—	—	—	—
Registration Fees	—		347	114	105
Miscellaneous Fees	—	72	155	67	142
Total Expenses	37,366	124,061	110,199	119,501	102,746
Advisory Fees Waived/Recoupment	—	(27,655)	(1,968)	(28,700)	(61,001)
Expense Reimbursement	—	—	—	—	2,265
Net Expenses	37,366	96,406	108,231	90,801	44,010
Net Investment Income (Loss)	(4,253)	56,723	352,030	45,514	36,049
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, OPTIONS WRITTEN AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	(70,002)	(305,675)	(65,980)	(596,662)	44,686
In-Kind Redemptions	79,304	756,845	47,761	83,530	—
Swaps	—	—	—	—	—
Short Sales	(725)	—	—	—	—
Options Written	—	—	—	—	—
Distributions by other Investments Companies	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	67,655	893,117	634,735	2,534,773	188,964
Short Sales	—	—	—	—	—
Swaps	—	—	—	—	—
Options Written	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)	76,232	1,344,287	616,516	2,021,641	233,650
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATONS	$71,979	$1,401,010	$968,546	$2,067,155	$269,699

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

	Peritus High Yield ETF	Pring Turner Business Cycle ETF(2)	QAM Equity Hedge ETF(3)
INVESTMENT INCOME:
Dividend Income	$—	$4,726	$19,412
Dividend Income from Affiliates	—	1,085	—
Interest Income	6,857,400	—	341
Foreign withholding tax	—	—	—
Total Investment Income	6,857,400	5,811	19,753
EXPENSES:
Advisory Fees	742,785	886	12,543
Dividend Expense	—	—	174
Professional Fees	60,084	1,175	28,357
Accounting & Administration Fees	39,039	668	6,379
Exchange Listing Fees	2,403	712	6,251
Pricing Fees	5,891	214	2,913
Report to Shareholders	6,645	285	4,244
Custody Fees	7,347	143	1,935
Insurance Fees	—	249	1,934
Transfer Agent Fees	4,557	53	610
Trustee Fees	871	54	1,378
Interest on Securities Sold Short	—	—	268
Contribution to Global Echo Foundation	—	—	—
Licensing Fees	—	—	—
Registration Fees	2,699		98
Miscellaneous Fees	325	—	117
Total Expenses	872,646	4,439	67,201
Advisory Fees Waived/Recoupment	30,881	(3,119)	(47,945)
Expense Reimbursement	(149)	—	—
Net Expenses	903,378	1,320	19,256
Net Investment Income (Loss)	5,954,022	4,491	497
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, OPTIONS WRITTEN AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	96,993	—	7,065
In-Kind Redemptions	—	—	—
Swaps	—	—	6,980
Short Sales	—	—	(44)
Options Written	—	—	—
Distributions by other Investments Companies	18	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,279,605	(13,613)	79,759
Short Sales	—	—	(1,464)
Swaps	—	—	9,064
Options Written	—	—	—
Net Realized and Unrealized Gain (Loss)	3,376,616	(13,613)	101,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATONS	$9,330,638	$(9,122)	$101,857

(1)	Represents the period July 10, 2012 (commencement of operations) to December 31, 2012.
(2)	Represents the period December 18, 2012 (commencement of operations) to December 31, 2012.
(3)	Represents the period August 7, 2012 (commencement of operations) to December 31, 2012.
(4)	Represents the period September 17, 2012 (commencement of operations) to December 31, 2012.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

	Ranger Equity Bear ETF	Rockledge SectorSAM	STAR Global Buy-Write ETF(4)	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF
INVESTMENT INCOME:
Dividend Income	$—	$10,280	$61,655	$103,178	$48,413
Dividend Income from Affiliates	—	—	—	—	—
Interest Income	17,112	—	—	3	38
Foreign withholding tax	—	—	—	—	(4,507)
Total Investment Income	17,112	10,280	61,655	103,181	43,944
EXPENSES:
Advisory Fees	2,383,695	59,677	34,720	46,791	59,677
Dividend Expense	1,492,789	13,734	—	—	—
Professional Fees	9,108	26,264	19,004	18,029	20,920
Accounting & Administration Fees	70,119	10,595	4,725	15,535	28,379
Exchange Listing Fees	128	9,159	6,284	12,654	2,443
Pricing Fees	7,457	4,369	2,286	2,308	1,468
Report to Shareholders	17,232	2,065	3,423	1,531	2,293
Custody Fees	13,094	511	1,688	4,232	338
Insurance Fees	1,464	371	471	411	407
Transfer Agent Fees	13,620	50	741	243	885
Trustee Fees	886	957	589	931	934
Interest on Securities Sold Short	1,302,316	3,749	—	—	—
Contribution to Global Echo Foundation	—	—	—	—	—
Licensing Fees	—	—	—	—	693
Registration Fees	8,195	8	293	88
Miscellaneous Fees	335	43	72	11	52
Total Expenses	5,320,438	131,552	74,296	102,764	118,489
Advisory Fees Waived/Recoupment	—	(99,765)	(26,717)	(55,973)	(76,577)
Expense Reimbursement	—	—	—	—	—
Net Expenses	5,320,438	31,787	47,579	46,791	41,912
Net Investment Income (Loss)	(5,303,326)	(21,507)	14,076	56,390	2,032
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, OPTIONS WRITTEN AND SWAP TRANSACTIONS:
Net Realized Gain (Loss) on:
Investments	(49,526,431)	168,574	(25,142)	(61,842)	(258,933)
In-Kind Redemptions	—	55,748	—	547,209	—
Swaps	—	—	—	—	—
Short Sales	—	(216,735)	—	—	—
Options Written	—	—	97,237	—	—
Distributions by other Investments Companies	—	—	—	—	25
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(48,560)	(21,337)	(222,482)	832,436
Short Sales	(23,793,172)	84,977	—	—	—
Swaps	—	—	—	—	—
Options Written	—	—	(13,374)	—	—
Net Realized and Unrealized Gain (Loss)	(73,319,603)	44,004	37,384	262,885	573,528
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATONS	$(78,622,929)	$22,497	$51,460	$319,275	$575,560

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Accuvest Global Long Short ETF		Accuvest Global Opportunities ETF
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (Unaudited)	For the period January 25, 2012* to June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(340,846)	$(275,255)	$(12,482)	$128,764
Net Realized Gain (Loss)	879,125	(713,322)	1,276,015	(1,099,990)
Net Change in Unrealized Appreciation (Depreciation)	896,581	1,412,849	1,223,316	96,758
Net Increase (Decrease) In Net Assets Resulting From Operations	1,434,860	424,272	2,486,849	(874,468)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(185,454)	—
Net Realized Gains	—	(46,188)	—	—
Total Distributions	—	(46,188)	(185,454)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	41,142,005	18,018,647	30,864,994	14,316,721
Value of Shares Redeemed	(32,501,987)	(9,760,167)	(29,581,333)	—
Net Increase (Decrease) From Capital Stock Transactions	8,640,018	8,258,480	1,283,661	14,316,721
Net Increase (Decrease) in Net Assets	10,074,878	8,636,564	3,585,056	13,442,253
Net Assets:
Beginning of Period	18,021,964	9,385,400	13,442,253	—
End of Period	$28,096,842	$18,021,964	$17,027,309	$13,442,253
Undistributed Net Investment Income (Loss)	$(535,665)	$(194,819)	$(69,172)	$128,764
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year	850,000	450,000	550,000	—
Shares Sold	1,900,000	850,000	1,175,000	550,000
Shares Repurchased	(1,500,000)	(450,000)	(1,125,000)	—
End of Period	1,250,000	850,000	600,000	550,000

*	Commencement of operations
(1)	Formerly Active Bear ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Cambria Global Tactical ETF		Global Alpha & Beta ETF	Global Echo ETF		Madrona Domestic ETF
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period July 10, 2012* to December 31, 2012 (Unaudited)	Six months ended December 31, 2012 (Unaudited)	For the period May 23, 2012* to June 30, 2012	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$818,299	$1,200,751	$3,454	$(4,253)	$(5,492)	$56,723	$59,535
Net Realized Gain (Loss)	1,430,158	(15,287,214)	47,963	8,577	(57,292)	451,170	(760,024)
Net Change in Unrealized Appreciation (Depreciation)	1,563,844	81,278	57,206	67,655	58,460	893,117	(88,849)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,812,301	(14,005,185)	108,623	71,979	(4,324)	1,401,010	(789,338)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(1,451,034)	(1,214,084)	(6,753)	—	—	(73,945)	(39,582)
Net Realized Gains	—	—	(948)	(23,426)	—	—	—
Total Distributions	(1,451,034)	(1,214,084)	(7,701)	(23,426)	—	(73,945)	(39,582)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	9,060,733	2,500,000	2,568,702	25,000,000	3,412,261	15,229,540
Value of Shares Redeemed	(16,953,242)	(94,507,088)	(1,297,563)	(2,559,048)	(19,916,059)	(4,728,400)	(1,818,962)
Net Increase (Decrease) From Capital Stock Transactions	(16,953,242)	(85,446,355)	1,202,437	9,654	5,083,941	(1,316,139)	13,410,578
Net Increase (Decrease) in Net Assets	(14,591,975)	(100,665,624)	1,303,359	58,207	5,079,617	10,926	12,581,658
Net Assets:
Beginning of Period	78,170,948	178,836,572	—	5,079,617	—	15,188,220	2,606,562
End of Period	$63,578,973	$78,170,948	$1,303,359	$5,137,824	$5,079,617	$15,199,146	$15,188,220
Undistributed Net Investment Income (Loss)	$(283,118)	$349,617	$(3,299)	$(4,253)	$—	$590	$17,812
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year	3,300,000	6,900,000	—	100,000	—	600,000	100,000
Shares Sold	—	350,000	100,000	50,000	500,000	125,000	575,000
Shares Repurchased	(700,000)	(3,950,000)	(50,000)	(50,000)	(400,000)	(175,000)	(75,000)
End of Period	2,600,000	3,300,000	50,000	100,000	100,000	550,000	600,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	Madrona Global Bond ETF		Madrona International ETF
	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$352,030	$444,600	$45,514	$185,886
Net Realized Gain (Loss)	(18,219)	37,262	(513,132)	(1,956,752)
Net Change in Unrealized Appreciation (Depreciation)	634,735	359,809	2,534,773	(1,356,411)
Net Increase (Decrease) In Net Assets Resulting From Operations	968,546	841,671	2,067,155	(3,127,277)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(295,931)	(441,742)	(185,288)	(43,912)
Net Realized Gains	(3,106)	—	—	(13,200)
Total Distributions	(299,037)	(441,742)	(185,288)	(57,112)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	3,947,922	19,573,154	—	16,407,072
Value of Shares Redeemed	(2,643,237)	(1,279,141)	(1,089,716)	(1,621,054)
Net Increase (Decrease) From Capital Stock Transactions	1,304,685	18,294,013	(1,089,716)	14,786,018
Net Increase (Decrease) in Net Assets	1,974,194	18,693,942	792,151	11,601,629
Net Assets:
Beginning of Period	21,194,969	2,501,027	14,218,716	2,617,087
End of Period	$23,169,163	$21,194,969	$15,010,867	$14,218,716
Undistributed Net Investment Income (Loss)	$61,135	$5,036	$3,481	$143,255
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year	825,000	100,000	675,000	100,000
Shares Sold	150,000	775,000	—	650,000
Shares Repurchased	(100,000)	(50,000)	(50,000)	(75,000)
End of Period	875,000	825,000	625,000	675,000

*	Commencement of operations
(1)	Formerly Active Bear ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Meidell Tactical Advantage ETF		Peritus High Yield ETF		Pring Turner Business Cycle ETF	QAM Equity Hedge ETF
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period December 18, 2012* to December 31, 2012	For the period August 7, 2012* to December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$36,049	$407	$5,954,022	$5,808,398	$4,491	$497
Net Realized Gain (Loss)	44,686	(149,563)	97,011	373,233	—	14,001
Net Change in Unrealized Appreciation (Depreciation)	188,964	8,535	3,279,605	(2,589,171)	(13,613)	87,359
Net Increase (Decrease) In Net Assets Resulting From Operations	269,699	(140,621)	9,330,638	3,592,460	(9,122)	101,857
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(64,270)	(1,366)	(6,169,010)	(5,707,019)	—	(11,280)
Net Realized Gains	—	—	(20,661)	(612,898)	—	(15,366)
Total Distributions	(64,270)	(1,366)	(6,189,671)	(6,319,917)	—	(26,646)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,250,338	7,926,365	81,746,156	58,595,073	2,500,000	3,766,470
Value of Shares Redeemed	—	(4,637,924)	—	(7,389,685)	—	—
Net Increase (Decrease) From Capital Stock Transactions	1,250,338	3,288,441	81,746,156	51,205,388	2,500,000	3,766,470
Net Increase (Decrease) in Net Assets	1,455,767	3,146,454	84,887,123	48,477,931	2,490,878	3,841,681
Net Assets:
Beginning of Period	5,652,409	2,505,955	92,328,489	43,850,558	—	—
End of Period	$7,108,176	$5,652,409	$177,215,612	$92,328,489	$2,490,878	$3,841,681
Undistributed Net Investment Income (Loss)	$(27,814)	$407	$6,038	$221,026	$4,491	$(10,783)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year	225,000	100,000	1,900,000	850,000	—	—
Shares Sold	50,000	300,000	1,650,000	1,200,000	100,000	150,000
Shares Repurchased	—	(175,000)	—	(150,000)	—	—
End of Period	275,000	225,000	3,550,000	1,900,000	100,000	150,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets (continued)

	Ranger Equity Bear ETF(1)		Rockledge SectorSAM
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (Unaudited)	For the period January 11, 2012* to June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(5,303,326)	$(4,444,600)	$(21,507)	$(23,270)
Net Realized Gain (Loss)	(49,526,431)	(6,817,156)	7,587	10,335
Net Change in Unrealized Appreciation (Depreciation)	(23,793,172)	6,206,740	36,417	(135)
Net Increase (Decrease) In Net Assets Resulting From Operations	(78,622,929)	(5,055,016)	22,497	(13,070)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	—	—
Net Realized Gains	—	—	(18,966)	—
Total Distributions	—	—	(18,966)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	141,245,333	363,431,857	1,268,841	5,057,608
Value of Shares Redeemed	(156,896,360)	(95,542,692)	(2,552,300)	(2,522,528)
Net Increase (Decrease) From Capital Stock Transactions	(15,651,027)	267,889,165	(1,283,459)	2,535,080
Net Increase (Decrease) in Net Assets	(94,273,956)	262,834,149	(1,279,928)	2,522,010
Net Assets:
Beginning of Period	313,223,483	50,389,334	2,522,010	—
End of Period	$218,949,527	$313,223,483	$1,242,082	$2,522,010
Undistributed Net Investment Income (Loss)	$(8,183,715)	$(2,880,389)	$(34,932)	$(13,425)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year	13,425,000	2,225,000	100,000	—
Shares Sold	6,475,000	15,025,000	50,000	200,000
Shares Repurchased	(7,950,000)	(3,825,000)	(100,000)	(100,000)
End of Period	11,950,000	13,425,000	50,000	100,000

*	Commencement of operations
(1)	Formerly Active Bear ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	STAR Global Buy-Write ETF	TrimTabs Float Shrink ETF		WCM/BNY Mellon Focused Growth ADR ETF
	For the period September 17, 2012* to December 31, 2012 (Unaudited)	Six months ended December 31, 2012 (Unaudited)	For the period October 5, 2011* to June 30, 2012	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$14,076	$56,390	$15,360	$2,032	$17,389
Net Realized Gain (Loss)	72,095	485,367	965,959	(258,908)	442,270
Net Change in Unrealized Appreciation (Depreciation)	(34,711)	(222,482)	317,226	832,436	(1,162,845)
Net Increase (Decrease) In Net Assets Resulting From Operations	51,460	319,275	1,298,545	575,560	(703,186)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(91,839)	(69,328)	(2,501)	(14,409)	(25,106)
Net Realized Gains	(17,177)	(40,008)	—	—	(27,533)
Total Distributions	(109,016)	(109,336)	(2,501)	(14,409)	(52,639)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	13,614,994	17,179,972	37,243,628	—	4,339,699
Value of Shares Redeemed	—	(14,589,728)	(30,248,798)	—	(5,772,068)
Net Increase (Decrease) From Capital Stock Transactions	13,614,994	2,590,244	6,994,830	—	(1,432,369)
Net Increase (Decrease) in Net Assets	13,557,438	2,800,183	8,290,874	561,151	(2,188,194)
Net Assets:
Beginning of Period	—	8,290,874	—	6,462,409	8,650,603
End of Period	$13,557,438	$11,091,057	$8,290,874	$7,023,560	$6,462,409
Undistributed Net Investment Income (Loss)	$(77,763)	$(448)	$12,490	$(145)	$12,232
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year	—	250,000	—	225,000	275,000
Shares Sold	550,000	500,000	1,200,000	—	150,000
Shares Repurchased	—	(425,000)	(950,000)	—	(200,000)
End of Period	550,000	325,000	250,000	225,000	225,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Cash Flows (Unaudited)

	Accuvest Global Long Short ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF(1)	Rockledge SectorSAM ETF
	For the six months ended December 31, 2012	For the period August 7, 2012* to December 31, 2012	For the six months ended December 31, 2012
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Dividends received	$164,717	$16,285	$—	$2,414
Interest received	1	259	15,484	—
Operating expenses paid	(151,564)	(36,468)	(2,570,244)	3,031
Net purchases of short-term investments	(2,376,800)	(1,035,686)	82,661,484	—
Realized gain (loss) on swap contracts	—	7,444	—	—
Purchases of long-term investments	(62,421,836)	(4,499,304)	—	1,531,447
Proceeds from disposition of long-term investments	56,063,689	1,775,149	—
Increase/Decrease in receivables for securities sold	1,394,636	—	16,390,162	(590,192)
Increase/Decrease in payables for securities purchased	—	5,864	(13,108,681)	586,691
Net increase in short sales	1,446,849	55,319	(163,390,987)	(1,512,237)
Dividends paid	(99,422)	(131)	(1,670,018)	(4,622)
Interest paid	(222,806)	(268)	(1,235,264)	(4,000)
Net Cash Provided (Used) By Operating Activities	(6,202,536)	(3,711,537)	(82,908,064)	12,532
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Net proceeds from sale of shares	8,761,305	3,766,470	(7,741,723)	(1,283,459)
Deposits with brokers for swap contracts and short sales	(2,623,985)	(54,918)	140,514,787	1,234,752
Net Cash Flows Provided (Used) By Financing Activities	6,137,320	3,711,552	132,773,064	(48,707)
NET INCREASE/DECREASE IN CASH	(65,216)	15	49,865,000	(36,175)
Cash, Beginning of period	65,216	—	66,557,758	80,079
Cash, End of period	$—	$15	$116,422,758	$43,904
RECONCILIATION OF INCREASE/ (DECREASE) IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase/Decrease in Net Assets From Operation	$1,434,860	$101,857	$(78,622,929)	$22,497
Increase/Decrease in investments, at value	(9,063,804)	(3,798,438)	(7,409,900)	(24,794)
Increase/Decrease in payable for securities purchased	—	5,864	(13,108,681)	586,691
Increase/Decrease in receivable for securities sold	1,394,636	—	16,390,162	(590,192)
Increase/Decrease in interest receivable	5,252	(82)	(1,628)	(7,866)
Increase/Decrease in dividends receivable	—	(3,127)	—	—
Increase/Decrease in prepaid expense	6,404	(27,779)	(28,821)	13,363
Increase/Decrease in interest payable	(16,184)	—	67,052	(251)
Increase/Decrease in dividends payable	6,431	43	(177,229)	9,112
Increase/Decrease in accrued expenses	29,869	10,125	(16,090)	3,972
Total Adjustments	(7,637,396)	(3,813,394)	(4,285,135)	(9,965)
Net Cash Flows Provided (Used) By Operating Activities	$(6,202,536)	$(3,711,537)	$(82,908,064)	$12,532

*	Commencement of operations.
(1)	Formerly Active Bear ETF

See accompanying Notes to Financial Statements.

(This page intentionally left blank.)

ADVISORSHARES TRUST
Financial Highlights

	Accuvest Global Long Short ETF
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period July 9, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$21.20	$20.86	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.30)	(0.68)	(0.67)
Net Realized and Unrealized Gain (Loss)	1.58	1.33	(3.47)
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.28	0.65	(4.14)
Distributions from Net Investment Income	—	(0.31)	—
Distributions from Net Realized Gains	—	—	—
Total Distributions.	—	(0.31)	—
Net Asset Value, End of Period	$22.48	$21.20	$20.86
Market Value, End of Period	$22.51	$21.22	$20.86
Total Return
Total Investment Return Based on Net Asset Value(3)	6.04%	3.15%	(16.56)%
Total Investment Return Based on Market(3)	6.08%	3.24%	(16.56)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$28,097	$18,022	$9,385
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.50%	1.50%	1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	4.46%	8.15%	3.33%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.97%	3.88%	1.73%
Net investment Income (Loss)(4)	(2.72)%	(3.20)%	(2.82)%
Portfolio Turnover Rate(5)	89%	365%	751%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Less than $0.005.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of ther period.
(4)	Ratios of periods of less than one year have been annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund's capital shares.
(6)	Formerly Active Bear ETF
(7)	For the six months ended December 31, 2012, investment income per share reflects a special dividend which amounted to less than $0.005 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.19)%.
(8)	For the six months ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.55%.
(9)	For the six months ended December 31, 2012, investment income per share reflects a special dividend which amounted to less than $0.005 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.62%.
(10)	For the six months ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (3.25)%.
(11)	For the six months ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.94%.
(12)	For the six months ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been less than 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Accuvest Global Opportunities ETF		Cambria Global Tactical ETF
	Six months ended December 31, 2012 (Unaudited)	For the period January 25, 2012* to June 30, 2012	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period October 26, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$24.44	$25.00	$23.69	$25.92	$25.10
Investment Operations
Net Investment Income (Loss)(1)	(0.02)	0.31	0.28	0.21	0.25
Net Realized and Unrealized Gain (Loss)	4.27	(0.87)	1.04	(2.24)	0.79
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	4.25	(0.56)	1.32	(2.03)	1.04
Distributions from Net Investment Income	(0.31)	—	(0.56)	—	(0.22)
Distributions from Net Realized Gains	—	—	—	(0.20)	—
Total Distributions.	(0.31)	—	(0.56)	(0.20)	(0.22)
Net Asset Value, End of Period	$28.38	$24.44	$24.45	$23.69	$25.92
Market Value, End of Period	$28.38	$24.45	$24.42	$23.64	$25.93
Total Return
Total Investment Return Based on Net Asset Value(3)	17.40%	(2.24)%	5.58%	(7.84)%	4.17%
Total Investment Return Based on Market(3)	16.07%	(2.20)%	3.30%	(8.07)%	4.20%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$17,027	$13,442	$63,579	$78,171	$178,837
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.25%	1.07%	0.99%	1.02%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.56%	2.27%	1.10%	1.08%	1.04%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.56%	2.27%	1.10%	1.08%	1.04%
Net investment Income (Loss)(4)	(0.16)%	2.90%	2.26%	0.87%	1.45%
Portfolio Turnover Rate(5)	34%	135%	120%	475%	187%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	Global Alpha & Beta ETF	Global Echo ETF
	For the period July 10, 2012* to December 31, 2012 (Unaudited)	Six months ended December 31, 2012 (Unaudited)		For the period May 23, 2012* to June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.00	$50.80		$50.00
Investment Operations
Net Investment Income (Loss)(1)	0.05	(0.04	)(7)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.17	0.85		0.82
Distributions of Net Realized Gains by other investment companies	—	—		–
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.22	0.81		0.80
Distributions from Net Investment Income	(0.13)	—		–
Distributions from Net Realized Gains	(0.02)	(0.23)		–
Total Distributions.	(0.15)	(0.23)		–
Net Asset Value, End of Period	$26.07	$51.38		$50.80
Market Value, End of Period	$26.03	$51.63		$50.99
Total Return
Total Investment Return Based on Net Asset Value(3)	4.90%	1.60%		1.60%
Total Investment Return Based on Market(3)	4.12%	1.71%		1.98%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$1,303	$5,138		$5,080
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%	1.50%		1.50%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	7.05%	1.50%		1.50%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	7.05%	1.50%		1.50%
Net investment Income (Loss)(4)	0.44%	(0.17	)%(7)	(0.32)%
Portfolio Turnover Rate(5)	24%	100%		70%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Madrona Domestic ETF				Madrona Global Bond ETF
	Six months ended December 31, 2012 (Unaudited)		Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.31		$26.07	$25.00	$25.69	$25.01	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.10	(8)	0.10	— (2)	0.41	0.71	0.01
Net Realized and Unrealized Gain (Loss)	2.35		(0.79)	1.07	0.72	0.67	—
Distributions of Net Realized Gains by other investment companies	—		—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	2.45		(0.69)	1.07	1.13	1.38	0.01
Distributions from Net Investment Income	(0.13)		(0.07)	—	(0.34)	(0.70)	—
Distributions from Net Realized Gains	—		—	—	— (2)	—	—
Total Distributions.	(0.13)		(0.07)	—	(0.34)	(0.70)	—
Net Asset Value, End of Period	$27.63		$25.31	$26.07	$26.48	$25.69	$25.01
Market Value, End of Period	$27.65		$25.28	$26.07	$26.48	$25.68	$25.02
Total Return
Total Investment Return Based on Net Asset Value(3)	9.68%		(2.65)%	4.28%	4.44%	5.59%	0.04%
Total Investment Return Based on Market(3)	9.88%		(2.76)%	4.28%	4.48%	5.49%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$15,199		$15,188	$2,607	$23,169	$21,195	$2,501
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%		1.25%	1.25%	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.61%		1.46%	10.96%	0.97%	0.99%	11.08%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.61%		1.46%	10.96%	0.97%	0.99%	11.08%
Net investment Income (Loss)(4)	0.74	%(8)	0.40%	0.23%	3.09%	2.81%	1.68%
Portfolio Turnover Rate(5)	23%		40%	0%	13%	12%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	Madrona International ETF
	Six months ended December 31, 2012 (Unaudited)		Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$21.06		$26.17	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.07	(9)	0.32	0.01
Net Realized and Unrealized Gain (Loss)	3.19		(5.33)	1.16
Distributions of Net Realized Gains by other investment companies	—		—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	3.26		(5.01)	1.17
Distributions from Net Investment Income	(0.30)		(0.08)	—
Distributions from Net Realized Gains	—		(0.02)	—
Total Distributions.	(0.30)		(0.10)	—
Net Asset Value, End of Period	$24.02		$21.06	$26.17
Market Value, End of Period	$23.96		$21.11	$26.18
Total Return
Total Investment Return Based on Net Asset Value(3)	15.48%		(19.11)%	4.68%
Total Investment Return Based on Market(3)	14.90%		(18.95)%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$15,011		$14,219	$2,617
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.25%		1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.65%		1.54%	10.99%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.65%		1.54%	10.99%
Net investment Income (Loss)(4)	0.63	%(9)	1.48%	1.14%
Portfolio Turnover Rate(5)	66%		110%	19%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Meidell Tactical Advantage ETF
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period June 23, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.12	$25.06	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.14	— (2)	0.01
Net Realized and Unrealized Gain (Loss)	0.82	0.08	0.05
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	0.96	0.08	0.06
Distributions from Net Investment Income	(0.23)	(0.02)	—
Distributions from Net Realized Gains	—	—	—
Total Distributions.	(0.23)	(0.02)	—
Net Asset Value, End of Period	$25.85	$25.12	$25.06
Market Value, End of Period	$25.86	$25.48	$25.07
Total Return
Total Investment Return Based on Net Asset Value(3)	3.84%	0.31%	0.24%
Total Investment Return Based on Market(3)	1.49%	1.71%	0.28%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$7,108	$5,652	$2,506
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.35%	1.35%	1.35%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	3.15%	3.69%	13.70%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	3.15%	3.69%	13.70%
Net investment Income (Loss)(4)	1.11%	0.01%	1.00%
Portfolio Turnover Rate(5)	370%	817%	5%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	Peritus High Yield ETF
	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012	For the period December 1, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$48.59	$51.59	$50.00
Investment Operations
Net Investment Income (Loss)(1)	2.20	4.20	2.25
Net Realized and Unrealized Gain (Loss)	1.30	(2.74)	1.30
Distributions of Net Realized Gains by other investment companies	—	— (2)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	3.50	1.46	3.55
Distributions from Net Investment Income	(2.16)	(3.99)	(1.96)
Distributions from Net Realized Gains	(0.01)	(0.47)	—
Total Distributions.	(2.17)	(4.46)	(1.96)
Net Asset Value, End of Period	$49.92	$48.59	$51.59
Market Value, End of Period	$50.08	$48.64	$51.87
Total Return
Total Investment Return Based on Net Asset Value(3)	7.32%	3.27%	7.16%
Total Investment Return Based on Market(3)	7.54%	2.75%	7.73%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$177,216	$92,328	$43,851
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.34%	1.35%	1.34%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	1.34%	1.35%	1.57%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	1.34%	1.35%	1.57%
Net investment Income (Loss)(4)	8.82%	8.64%	7.47%
Portfolio Turnover Rate(5)	16%	80%	81%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF(6)
	For the period December 18, 2012* to December 31, 2012 (Unaudited)	For the period August 7, 2012* to December 31, 2012 (Unaudited)	Six months ended December 31, 2012 (Unaudited)		Year ended June 30, 2012	For the period January 27, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.00	$25.00	$23.33		$22.65	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.04	— (2)	(0.35	)(10)	(0.72)	(0.30)
Net Realized and Unrealized Gain (Loss)	(0.13)	0.79	(4.66)		1.40	(2.05)
Distributions of Net Realized Gains by other investment companies	—	—	—		—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	(0.09)	0.79	(5.01)		0.68	(2.35)
Distributions from Net Investment Income	—	(0.08)	—		—	—
Distributions from Net Realized Gains	—	(0.10)	—		—	—
Total Distributions.	—	(0.18)	—		—	—
Net Asset Value, End of Period	$24.91	$25.61	$18.32		$23.33	$22.65
Market Value, End of Period	$24.98	$25.64	$18.30		$23.34	$22.65
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.36)%	3.15%	(21.47)%		3.00%	(9.40)%
Total Investment Return Based on Market(3)	(0.08)%	2.56%	(21.59)%		3.05%	(9.40)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$2,491	$3,842	$218,950		$313,223	$50,389
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.49%	1.50%	1.59%		1.69%	1.79%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	5.01%	5.36%	3.35%		3.06%	3.16%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	5.01%	5.32%	1.59%		1.68%	1.88%
Net investment Income (Loss)(4)	5.07%	0.04%	(3.34	)%(10)	(3.06)%	(3.07)%
Portfolio Turnover Rate(5)	0%	52%	393%		756%	635%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights (continued)

	Rockledge SectorSAM		STAR Global Buy-Write ETF
	Six months ended December 31, 2012 (Unaudited)	For the period January 11, 2012* to June 30, 2012	For the period September 17, 2012* to December 31, 2012 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.22	$25.54	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.29)	(0.24)	0.04
Net Realized and Unrealized Gain (Loss)	0.29	(0.08)	(0.19)
Distributions of Net Realized Gains by other investment companies	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	—	(0.32)	(0.15)
Distributions from Net Investment Income	(0.38)	—	(0.17)
Distributions from Net Realized Gains	—	—	(0.03)
Total Distributions.	(0.38)	—	(0.20)
Net Asset Value, End of Period	$24.84	$25.22	$24.65
Market Value, End of Period	$24.85	$25.23	$24.82
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.01)%	(1.25)%	(0.61)%
Total Investment Return Based on Market(3)	(1.51)%	(1.21)%	(0.72)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$1,242	$2,522	$13,557
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	1.50%	1.50%	1.85%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	13.80%	11.03%	2.89%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	11.96%	9.43%	2.89%
Net investment Income (Loss)(4)	(2.26)%	(1.97)%	0.55%
Portfolio Turnover Rate(5)	849%	391%	21%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	TrimTabs Float Shrink ETF			WCM/BNY Mellon Focused Growth ADR ETF
	Six months ended December 31, 2012 (Unaudited)		For the period October 5, 2011* to June 30, 2012	Six months ended December 31, 2012 (Unaudited)		Year ended June 30, 2012	For the period July 21, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$33.16		$26.20	$28.72		$31.46	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.21	(11)	0.07	0.01	(12)	0.07	0.15
Net Realized and Unrealized Gain (Loss)	1.09		6.90	2.55		(2.58)	6.40
Distributions of Net Realized Gains by other investment companies	—		—	—		—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.30		6.97	2.56		(2.51)	6.55
Distributions from Net Investment Income	(0.21)		(0.01)	(0.06)		(0.11)	(0.09)
Distributions from Net Realized Gains	(0.12)		—	—		(0.12)	—
Total Distributions.	(0.33)		(0.01)	(0.06)		(0.23)	(0.09)
Net Asset Value, End of Period	$34.13		$33.16	$31.22		$28.72	$31.46
Market Value, End of Period	$34.13		$33.24	$31.17		$28.70	$31.58
Total Return
Total Investment Return Based on Net Asset Value(3)	3.94%		26.62%	8.93%		(7.94)%	26.21%
Total Investment Return Based on Market(3)	3.69%		26.93%	8.83%		(8.36)%	26.69%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$11,091		$8,291	$7,024		$6,462	$8,651
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements, excluding interest and dividend expense(4)	0.99%		0.99%	1.25%		1.25%	1.25%
Expenses, prior to expense waivers and reimbursements, including interest and dividend expense(4)	2.17%		2.34%	3.53%		4.17%	3.04%
Expenses, prior to expense waivers and reimbursements, excluding interest and dividend expense(4)	2.17%		2.34%	3.53%		4.17%	3.04%
Net investment Income (Loss)(4)	1.19	%(11)	0.31%	0.06	%(12)	0.24%	0.52%
Portfolio Turnover Rate(5)	44%		201%	21%		16%	34%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 17 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
Accuvest Global Long Short ETF	AGLS	July 9, 2010
Accuvest Global Opportunities ETF	ACCU	January 25, 2012
Cambria Global Tactical ETF	GTAA	October 26, 2010
Global Alpha & Beta ETF	RRGR	July 10, 2012
Global Echo ETF	GIVE	May 23, 2012
Madrona Domestic ETF	FWDD	June 21, 2011
Madrona Global Bond ETF	FWDB	June 21, 2011
Madrona International ETF	FWDI	June 21, 2011
Meidell Tactical Advantage ETF	MATH	June 23, 2011
Peritus High Yield ETF	HYLD	December 1, 2010
Pring Turner Business Cycle ETF	DBIZ	December 18, 2012
QAM Equity Hedge ETF	QEH	August 7, 2012
Ranger Equity Bear ETF (formerly Active Bear ETF)	HDGE	January 27, 2011
Rockledge SectorSAM ETF	SSAM	January 11, 2012
STAR Global Buy-Write ETF	VEGA	September 17, 2012
TrimTabs Float Shrink ETF	TTFS	October 5, 2011
WCM/BNY Mellon Focused Growth ADR ETF	AADR	July 21, 2010

Dent Tactical ETF was liquidated on August 15, 2012.

Effective October 29, 2012, the Active Bear ETF changed its name to Ranger Equity Bear ETF.

Accuvest Global Long Short ETF seeks average annual returns in excess of the total return of the MSCI World Index by investing in both long and short positions in Underlying ETFs that offer diversified exposure to global regions. The Fund may also use derivatives tied to the broad market indices when establishing net long and net short exposure on top of the core long/short portfolio.

Accuvest Global Opportunities ETF seeks long-term capital appreciation in excess of global equity benchmarks such as the MSCI All Country World Index by investing primarily in Underlying ETFs that provide diversified exposure to select economies around the world.

Cambria Global Tactical ETF seeks to preserve and grow capital by investing primarily in other Underlying ETFs that offer diversified exposure to global regions, countries, styles or sectors and exchange-traded products.

Global Alpha & Beta ETF is a broadly diversified global equity ETF which seeks long-term capital growth. RRGR utilizes a “top-down” thematic approach while employing a proprietary security selection process and from time to time will employ risk management techniques to lower portfolio volatility and risk. RRGR is managed by Your Source Financial (Portfolio Manager). The Portfolio Manager seeks to achieve this objective by investing primarily in other ETPs, individual stocks, and American Depositary Receipts (ADRs) that provide investment exposure to global equity markets and that meet certain selection criteria established by the Portfolio Manager.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

1. Organization – (continued)

Global Echo ETF seeks long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle. The Fund is a multi-manager, multi-strategy, broadly diversified, actively managed ETF with a focus on sustainable investing.

Madrona Domestic ETF seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

Madrona Global Bond ETF seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index. FWDB is sub-advised by Madrona Funds, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange- traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

Madrona International ETF seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest American Depositary Receipts (ADRs) from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. It’s portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

Meidell Tactical Advantage ETF seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a “fund-of-funds” that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

Peritus High Yield ETF seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

Pring Turner Business Cycle ETF seeks long-term growth from capital appreciation and income. DBIZ is managed by Pring Turner Capital Group (Portfolio Manager). The cornerstone of the Portfolio Manager’s investment philosophy rests on the core belief of building wealth consistently while minimizing portfolio risk. DBIZ is a multi-asset class fund that dynamically allocates among stock, bond, inflation-sensitive securities, and cash. The Portfolio Manager has developed a pro-active asset allocation and sector rotation process designed around the stage changes in the business cycle. DBIZ’s disciplined decision-making employs multiple layers of input including business cycle, fundamental, and technical analysis. This adaptive approach combines continuous asset allocation changes, diversification with careful sector selections, and income emphasis.

QAM Equity Hedge ETF seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge Total Index constituents. QEH is managed by Commerce Asset Management (Portfolio Manager).

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

1. Organization – (continued)

The Portfolio Manager seeks to achieve this objective by employing an actively managed long/short equity strategy that attempts to gain global net equity exposures that approximate those of the universe of managers in the HFRI Equity Hedge Total Index. Additionally, the Portfolio Manager utilizes advanced algorithms including Markov Processes International’s (MPI) proprietary and patented style analysis technique and associated algorithms, DSA (Dynamic Style Analysis), patented hedge fund analysis software, combined with the Portfolio Manager’s qualitative knowledge of the hedge fund investor community to develop investment strategies.

Ranger Equity Bear ETF seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

Rockledge SectorSAM ETF seeks to generate stable and consistent annual returns under all market conditions by investing primarily in both long and short positions in Underlying ETFs that offer diversified exposure to U.S. large capitalization sectors.

STAR Global Buy-Write ETF seeks consistent repeatable returns across all market cycles. VEGA is sub-advised by Partnervest Advisory Services, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a “Buy-Write” or “Covered Call” overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

TrimTabs Float Shrink ETF seeks to generate long-term returns in excess of the total return of the Russell 3000® Index, with less volatility than the Russell 3000® Index. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, as represented by the Russell 3000® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance.

WCM/BNY Mellon Focused ADR ETF seeks long-term capital appreciation by investing primarily in other Underlying ETFs, American Depository Receipts (ADRs) included in the BNY Mellon Classic ADR Index, the Fund’s primary index, and swap contracts.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Equity Swaps

The Accuvest Global Long Short ETF, the Cambria Global Tactical ETF, the QAM Equity Hedge ETF and the STAR Global Buy-Write ETF may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Short Sales

The Accuvest Global Long Short ETF, the Cambria Global Tactical ETF, the Pring Turner Business Cycle ETF, the QAM Equity Hedge ETF, the Ranger Equity Bear ETF and the Rockledge SectorSAM ETF may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees paid by Accuvest Global Long Short ETF, QAM Equity Hedge ETF, Ranger Equity Bear ETF and Rockledge SectorSAM ETF for the period ended December 31, 2012 are $206,622, $268, $1,302,316 and $3,749, respectively, which are included as interest expense in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Futures Contracts

Certain of the Funds may invest in futures contracts (“futures”), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Options

Certain of the Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC (the “Advisor”). The Advisor acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund. Pursuant to the Advisory Agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and such fees do not include breakpoints. From time to time, the Advisor may waive all or a portion of its fee.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Accuvest Global Long Short ETF	1.35	%*
Accuvest Global Opportunities ETF	0.95%
Cambria Global Tactical ETF
$0 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 – $5,000,000,000	0.70%
$5,000,000,001 +	0.60%
Global Alpha & Beta ETF
$0 – $100,000,000	1.00%
$100,000,001 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 +	0.70%
Global Echo ETF	1.10%
Madrona Domestic ETF	0.80	%**
Madrona Global Bond ETF	0.50	%**
Madrona International ETF	0.80	%**
Meidell Tactical Advantage ETF	1.20	%***
Peritus High Yield ETF	1.10	%*
Pring Turner Business Cycle ETF	1.00%
QAM Equity Hedge ETF	1.00%
Ranger Equity Bear ETF	1.50%
Rockledge SectorSAM ETF	1.25	%*
STAR Global Buy-Write ETF	1.35%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	0.75	%*

*	Prior to January 1, 2013, subject to minimum fee of $10,000 per month.
**	Prior to January 1, 2013, subject to minimum fee of $5,000 per month.
***	Prior to January 1, 2013, subject to minimum fee of $5,000 per month for months 7 – 12 and $10,000 thereafter.

For the Global Echo Fund, as part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the sub-advisor and the Advisor, the sub-advisor receives an annual fee equal to the average daily net assets of the Fund.

Accuvest Global Advisors LLC serves as investment sub-advisor to Accuvest Global Long Short ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000	0.90%
$100,000,001 – $500,000,000	0.95%
$500,000,001 +	1.00%

Accuvest Global Advisors LLC serves as investment sub-advisor to Accuvest Global Opportunities ETF. They receive a sub-advisory fee at an annual fee of 0.50% based on the average daily net assets.

Cambria Investment Management, Inc. serves as investment sub-advisor to Cambria Global Tactical ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $250,000,000	0.45%
$250,000,001 – $1,000,000,000	0.40%
$100,000,001 – $5,000,000,000	0.35%
$5,000,000,001 +	0.30%

Your Source Financial, PLC serves as investment sub-advisor to Global Alpha & Beta ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000	0.35%
$100,000,001 – $250,000,000	0.315%
$250,000,001 – $1,000,000,000	0.28%
$1,000,000,001 +	0.245%

Baldwin Brothers, Inc., Community Capital Management, Inc., First Affirmative Financial Network, LLC and Reynders, McVeigh Capital Management, LLC serve as investment sub-advisors to Global Echo ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

Madrona Funds LLC serves as investment sub-advisor to Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF. They receive a sub-advisor fee at an annual rate based on the average daily net assets.

Fund	Rate
Madrona Domestic ETF	0.40%
Madrona Global Bond ETF	0.25%
Madrona International ETF	0.40%

American Wealth Management serves as investment sub-advisor to Meidell Tactical Advantage ETF. They receive a sub-advisory fee at an annual fee of 0.70% based on the average daily net assets.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Peritus I Asset Management, LLC serves as the investment sub-advisor to Peritus High Yield ETF. They receive a sub-advisory fee at an annual fee of 0.75% based on the average daily net assets.

Pring Turner Capital Group serves as the investment sub-advisor to Pring Turner Business Cycle ETF. They receive a sub-advisory fee at an annual fee of 0.55% based on the average daily net assets.

Commerce Asset Management, LLC serves as investment sub-advisor to QAM Equity Hedge ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $250,000,000	0.55%
$250,000,001 +	0.60%

Ranger Alternative Management LP, serves as investment sub-advisor to Ranger Equity Bear ETF. They receive a sub-advisory fee at an annual fee of 1.00% based on the average daily net assets.

Rockledge Advisors LLC serves as investment sub-advisor to Rockledge SectorSAM ETF. They receive a sub-advisory fee at an annual fee of 0.75% based on the average daily net assets.

Partnervest Advisory Services, LLC serves as investment sub-advisor to STAR Global Buy-Write ETF. They receive a sub-advisory fee at an annual fee of 0.85% based on the average daily net assets.

TrimTabs Asset Management, LLC serves as investment sub-advisor to TrimTabs Float Shrink ETF. They receive a sub-advisory fee at an annual fee of 0.64% based on the average daily net assets. From time to time, each sub-adviser may waive all or a portion of its fee.

WCM Investment Management serves as the investment sub-advisor to WCM/BNY Mellon Focused Growth ADR ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2012 were as follows:

Fund:	Rate:
Accuvest Global Long Short ETF	1.50%
Accuvest Global Opportunities ETF	1.25%
Cambria Global Tactical ETF	0.99%
Global Alpha & Beta ETF	1.25%
Global Echo ETF	—
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
Meidell Tactical Advantage ETF	1.35%
Peritus High Yield ETF	1.35%
Pring Turner Business Cycle ETF	1.49%
QAM Equity Hedge ETF	1.50%
Ranger Equity Bear ETF	1.85%
Rockledge SectorSAM ETF	1.50%
STAR Global Buy-Write ETF	1.85%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	1.25%

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

For the period ended December 31, 2012, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Amount:	Recoupment Expiration:
Accuvest Global Long Short ETF	$66,702	$66,702	6/30/2014
	204,653	204,653	6/30/2015
	58,772	58,772	6/30/2016
Total Accuvest Global Long Short ETF	330,127	330,127
Accuvest Global Opportunities ETF	45,384	45,384	6/30/2015
	23,530	23,530	6/30/2016
Total Global Opportunities ETF	68,914	68,914
Cambria Global Tactical ETF	9,250	158	6/30/2014
	129,383	129,383	6/30/2015
	17,105	17,105	6/30/2016
Total Cambria Global Tactical ETF	155,738	146,646
Global Alpha & Beta ETF	45,732	45,732	6/30/2016
Total Global Alpha & Beta ETF	45,732	45,732
Madrona Domestic ETF	6,733	6,733	6/30/2014
	30,175	30,175	6/30/2015
	27,655	27,655	6/30/2016
Total Madrona Domestic ETF	64,563	64,563
Madrona Global Bond ETF	1,256	1,256	6/30/2015
	13,652	13,652	6/30/2016
Total Madrona Global Bond ETF	14,908	14,908
Madrona International ETF	6,735	6,735	6/30/2014
	36,187	36,187	6/30/2015
	28,700	28,700	6/30/2016
Total Madrona International ETF	71,622	71,622
Meidell Tactical Advantage ETF	4,507	4,507	6/30/2014
	79,573	79,573	6/30/2015
	60,674	60,674	6/30/2016
Total Meidell Tactical Advantage ETF	144,754	144,754
Pring Turner Business Cycle ETF	3,119	3,119	6/30/2016
Total Pring Turner Business Cycle ETF	3,119	3,119
QAM Equity Hedge ETF	47,945	47,945	6/30/2016
Total QAM Equity Hedge ETF	47,945	47,945
Rockledge SectorSAM ETF	93,860	93,860	6/30/2015
	99,765	99,765	6/30/2016
Total Rockledge SectorSAM ETF	193,625	193,625
STAR Global Buy-Write ETF	26,717	26,717	6/30/2016
Total STAR Global Buy-Write ETF	26,717	26,717
TrimTabs Float Shrink ETF	66,768	66,768	6/30/2015
	55,973	55,973	6/30/2016

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund:	Expenses Reimbursed:	Recoupment Amount:	Recoupment Expiration:
Total TrimTabs Float Shrink ETF	122,741	122,741
WCM/BNY Mellon Focused Growth ADR ETF	118,635	118,635	6/30/2014
	214,032	214,032	6/30/2015
	78,577	78,577	6/30/2016
Total WCM/BNY Mellon Focused Growth ADR ETF	411,244	411,244

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Global Echo Fund. There are no expenses reimbursed or recouped for that Fund.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under a Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2  — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Funds’ assets carried at fair value:

Assets	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Cambria Global Tactical ETF	Global Alpha & Beta ETF	Global Echo ETF	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF
Level 1
Exchange Traded Funds	$27,973,516	$17,020,985	$62,090,764	$441,918	$1,213,205	$—	$22,926,979	$—
Common Stocks	—	—	—	740,416	2,327,427	15,149,959	—	14,895,692
Money Market Fund	2,383,420	221,611	2,822,869	137,951	468,540	76,787	239,265	125,763
Exchange Traded Notes	—	—	—	—	—	—	—	—
Level 2
Common Stocks	—	—	—	—	62,506	—	—	—
Corporate Bonds	—	—	—	—	—	—	—	—
Foreign Bonds	—	—	—	—	—	—	—	—
U.S. Treasury Notes	—	—	—	—	—	—	—	—
Municipal Bonds	—	—	—	—	167,085	—	—	—
Government Bonds	—	—	—	—	886,455	—	—	—
Purchased Put Options	—	—	—	—	—	—	—	—
Swaps Contracts	—	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
Liabilities
Level 1
Exchange Traded Funds	(14,428,555)	—	—	—	—	—	—	—
Common Stocks	—	—	—	—	—	—	—	—
Options Written	—	—	—	—	—	—	—	—
Level 2
Swaps Contracts	—	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
Total	$15,928,381	$17,242,596	$64,913,633	$1,320,285	$5,125,218	$15,226,746	$23,166,244	$15,021,455

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

Assets	Meidell Tactical Advantage ETF	Peritus High Yield ETF	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Rockledge SectorSAM ETF	STAR Global Buy-Write ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF
Level 1
Exchange Traded Funds	$6,978,461	$—	$588,768	$2,793,431	$—	$1,260,962	$8,781,717	$—	$—
Common Stocks	—	—	1,533,472	—	—	—	—	11,123,080	6,749,948
Money Market Fund	212,171	231,083	365,232	1,035,686	101,157,432	—	2,747,922	98,845	319,617
Exchange Traded Notes	—	—	—	17,547	—	—	—	—	—
Level 2
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds	—	150,469,225	—	—	—	—	—	—	—
Foreign Bonds	—	22,610,827	—	—	—	—	—	—	—
U.S Treasury Notes	—	—	—	—	—	—	1,957,630	—	—
Municipal Bonds	—	—	—	—	—	—	—	—	—
Government Bonds	—	—	—	—	—	—	—	—	—
Purchased Put Option	—	—	—	—	—	—	182,785	—	—
Swaps Contracts	—	—	—	10,134	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—	—
Liabilities
Level 1
Exchange Traded Funds	—	—	—	(57,290)	—	(1,261,748)	—	—	—
Common Stocks	—	—	—	—	(211,262,699)	—	—	—	—
Options Written	—	—	—	—	—	—	(126,481)	—	—
Level 2
Swaps Contracts	—	—	—	(1,070.00)	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—	—
Total	$7,190,632	$173,311,135	$2,487,472	$3,798,438	$(110,105,267)	$(786)	$13,543,573	$11,221,925	$7,069,565

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the six months ended December 31, 2012. All transfers between Level 1 and Level 2 fair value measurment are done using the beginning of period method.

Fund	Transfers from Level 1 to 2(1)	Transfers from Level 2 to 1
Global Echo ETF	$63,520	$—

(1)	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.

The funds did not hold any level 3 securities during the period.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

6. Valuation of Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2012, the fair values of derivative instruments were as follows:

Statement of Assets and Liabilities

Fund:	Asset Derivatives:	Equity Risk
QAM Equity Hedge ETF	Unrealized Appreciation on Swaps Contracts	$9,895
STAR Global Buy-Write ETF	Investments, at Market Value	182,785
		$192,680

Fund:	Liability Derivatives:	Equity Risk
QAM Equity Hedge ETF	Unrealized Depreciation on Swaps Contracts	$831
STAR Global Buy-Write ETF	Options Written, at Value	126,481
		$127,312

Transactions in derivative instruments during the period ended December 31, 2012, were as follows:

Statement of Operations

Fund:	Realized Gain (Loss):	Equity Risk
QAM Equity Hedge ETF	Swaps Contracts	$6,980
STAR Global Buy-Write ETF	Options Purchased Contracts	(27,580)
STAR Global Buy-Write ETF	Options Written Contracts	97,237
		$69,657

Fund:	Unrealized Gain (Loss):	Equity Risk
QAM Equity Hedge ETF	Swaps Contracts	$9,064
STAR Global Buy-Write ETF	Options Purchased Contracts	(24,175)
STAR Global Buy-Write ETF	Options Written Contracts	(13,374)
		$(37,549)

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

6. Valuation of Derivative Instruments – (continued)

For the period ended December 31, 2012, the volume of the derivatives held by the Funds was as follows:

	QAM Equity Hedge ETF	STAR Global Buy-Write ETF
Long Equity Swaps Contracts	$13,900	$—
Short Equity Swaps Contracts	10,858	—
Purchased Equity Options Contracts	—	1,212
Written Equity Options Contracts	—	5,160

7. Federal Income Tax

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

Management of the Funds is required to analyze all open tax years (2010 – 2012), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

7. Federal Income Tax – (continued)

At December 31, 2012, the cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Accuvest Global Long Short ETF	$14,450,939	$2,504,981	$(1,027,539)	$1,477,442
Accuvest Global Opportunities	15,922,522	1,320,074	—	1,320,074
Cambria Global Tactical ETF	61,022,356	3,978,135	(86,858)	3,891,277
Global Alpha & Beta ETF	1,263,079	67,869	(10,663)	57,206
Global Echo ETF	4,999,103	149,198	(23,083)	126,115
Madrona Domestic ETF	14,316,073	1,396,993	(486,320)	910,673
Madrona Global Bond ETF	22,171,822	997,036	(2,614)	994,422
Madrona International ETF	13,739,465	1,625,864	(343,874)	1,281,990
Meidell Tactical Advantage ETF	6,983,730	218,857	(11,955)	206,902
Peritus High Yield ETF	173,046,252	3,849,889	(3,585,006)	264,883
Pring Turner Business Cycle ETF	2,501,085	8,481	(22,094)	(13,613)
QAM Equity Hedge ETF	3,711,079	87,508	(9,213)	78,295
Ranger Equity Bear ETF	(92,902,676)	1,392,289	(18,594,880)	(17,202,591)
Rockledge SectorSAM ETF	(37,068)	39,825	(3,543)	36,282
STAR Global Buy-Write ETF	13,578,284	144,244	(178,955)	(34,711)
TrimTabs Float Shrink ETF	11,127,181	270,125	(175,381)	94,744
WCM/BNY Mellon Focused Growth ADR ETF	6,427,594	1,015,385	(373,414)	641,971

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences.

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2012 are as follows:

Fund	Ordinary	Short-Term Post-Effective	Long-Term Post-Effective
Accuvest Global Long Short ETF	$194,819	$556,545	$170,121
Accuvest Global Opportunities ETF	—	1,028,744	—
Cambria Global Tactical ETF	—	4,579,851	—
Madrona Domestic ETF	—	434,347	148
Madrona International ETF	—	756,413	—
Meidell Tactical Advantage ETF	—	258,312	—
Ranger Equity Bear ETF	2,880,389	4,862,699	—
Rocklege SectorSAM ETF	13,425	—	—
WCM/BNY Mellon Focused Growth ADR ETF	—	—	162,335

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

7. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Accuvest Global Long Short ETF	$4,013,423	$261,538	$4,274,961
Cambria Global Tactical ETF	15,407,657	—	15,407,657
Madrona Domestic ETF	567,238	—	567,238
Madrona International ETF	1,166,056	—	1,166,056
Meidell Tactical Advantage ETF	52,271	—	52,271
Peritus High Yield ETF	—	35,700	35,700

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended June 30, 2012:

Fund	Capital Loss Carryforwards Used
Ranger Equity Bear ETF	$2,879,509

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The carry forward capital losses noted above are all post-enactment capital loss carry forwards.

8. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended December 31, 2012 are as follows:

Affiliated Fund Name	Value at 6/30/2012	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2012	Dividend Income
Global Echo ETF
Ranger Equity Bear ETF	$43,049	$95,729	$117,469	$15,410	—
Pring Turner Business Cycle ETF
Peritus High Yield ETF	—	125,124	—	124,975	1,085

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

9. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2012 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Accuvest Global Long Short ETF	$21,549,349	$23,568,074	$40,872,487	$32,495,593
Accuvest Global Opportunities	5,071,851	5,207,885	30,473,003	28,997,572
Cambria Global Tactical ETF	87,394,777	82,030,865	—	16,282,089
Global Alpha & Beta ETF	383,752	314,091	2,142,836	1,133,615
Global Echo ETF	4,920,907	4,172,908	1,713,009	1,777,247
Madrona Domestic ETF	3,609,426	3,508,750	2,819,286	4,180,338
Madrona Global Bond ETF	2,986,317	2,892,756	3,223,583	1,956,955
Madrona International ETF	9,493,788	9,371,581	—	1,069,774
Meidell Tactical Advantage ETF	23,612,079	20,720,068	1,060,166	—
Peritus High Yield ETF	100,493,173	20,702,732	—	—
Pring Turner Business Cycle ETF	65,100	—	2,070,753	—
QAM Equity Hedge ETF	1,266,282	1,775,329	3,233,022	—
Ranger Equity Bear ETF	1,162,497,635	1,325,888,620	—	—
Rockledge SectorSAM ETF	14,726,166	14,947,894	1,258,790	2,569,114
STAR Global Buy-Write ETF	3,919,035	1,067,573	8,049,569	—
TrimTabs Float Shrink ETF	4,070,902	4,389,605	16,362,499	13,446,833
WCM/BNY Mellon Focused Growth ADR ETF	1,626,934	1,363,144	—	—

Options written transactions, during the period ended December 31, 2012, were as follows:

STAR Global Buy-Write ETF	Contracts	Premiums Received
Options outstanding at September 17, 2012*	—	$—
Options written	3,311	266,883
Options terminated in closing purchase transactions	(1,396)	(117,601)
Options expired	(453)	(36,175)
Options outstanding at December 31, 2012	1,462	$113,107

*	Commencement of operations.

10. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds are subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

10. Risks Involved with Investing in the Funds – (continued)

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

11. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2012 (Unaudited)

12. Subsequent Events

The Funds have adopted authoritative standards of accounting for disclosure of events that occur after the Statements of Asset and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

ADVISORSHARES TRUST
Board of Trustees and Officers (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustee
Noah Hamman* 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Trustee, No set term; served since 2009	CEO and Founder of AdvisorShares Investments, LLC – Investment Advisory Services (2006 – present); President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice-President – Business Development of Rydex Investments (2001 – 2006).	18	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1952)	Trustee, No set term; served since 2009	Vice President / COO of NADA Retirement Administrators, Inc. (2009 – present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001 – 2006).	18	None
William G. McVay 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1954)	Trustee, No set term; served since 2011	Founder of RDK Strategies, LLC (2007 – present); Vice-President of Zephyr Associates, Inc. (2001 – 2006); Executive Vice-President of Financeware, Inc. (2000); First Vice-President of Legg Mason Wood Walker, Inc. (1989 – 2000).	18	None
Officers of AdvisorShares Trust
Noah Hamman 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Chief Executive Officer & President, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006 – present); President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice-President – Business Development of Rydex Investments (2001 – 2006).	18	None
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 – present); President of Ahrens Advisors, LP (2005 – 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003 – 2005).	18	None

Board Review of Investment Advisory and Sub-Advisory Agreements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

Renewal of the Sub-Advisory Agreements for the Cambria Global Tactical ETF, Ranger Equity Bear ETF (formerly, Active Bear ETF), WCM/BNY Mellon Focused Growth ADR ETF, Madrona Domestic ETF, Madrona International ETF and the Madrona Global Bond ETF

At in-person meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 14, 2012 and November 16, 2012 (together, the “Meetings”), the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), unanimously approved the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Cambria Investment Management, L.P., a Delaware limited partnership, on behalf of the Cambria Global Tactical ETF, (2) Ranger Alternative Management, L.P., a Texas limited partnership, on behalf of the Ranger Equity Bear ETF (formerly, Active Bear ETF), (3) WCM Investment Management, a California corporation, on behalf of the WCM/BNY Mellon Focused Growth ADR ETF, and (4) Madrona Funds, LLC, a Washington limited liability company, on behalf of the Madrona Domestic ETF, Madrona International ETF and the Madrona Global Bond ETF (each, a “Sub-Advisor,” collectively, the “Sub-Advisors” and, together with the Advisor, the “Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Cambria Global Tactical ETF, Ranger Equity Bear ETF, WCM/BNY Mellon Focused Growth ADR ETF, Madrona Domestic ETF, Madrona International ETF, and the Madrona Global Bond ETF (each, a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Sub-Advisory Agreements after their initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for these meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board, to help them decide whether to renew the Sub-Advisory Agreements for an additional year.

Prior to this year’s Meetings, the Board, including the Independent Trustees, reviewed written materials from each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services to be provided by each Sub-Advisor; (ii) the investment performance of each Fund; (iii) the costs of the services to be provided and profits and other benefits to be realized by the Sub-Advisor and its affiliates from the relationship with each Fund; (iii) the respective personnel and operations of the Sub-Advisor; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s shareholders, as discussed in further detail below.

At the Meetings, representatives of each Sub-Advisor, along with other Fund service providers, presented additional oral and written information to help the Board evaluate each Sub-Advisor’s advisory fees and other aspects of the Sub-Advisory Agreements. Representatives from each Sub-Advisor provided an overview of the Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and also discussed compliance oversight. The representatives for each Sub-Advisor then discussed their management of each Fund in more detail, including the Fund’s strategy, the Fund’s positioning in the market, and its attractive and unique offering. In addition, the representatives from WCM Investment Management and Madrona Funds, LLC discussed the focus on the international market by the WCM/BNY Mellon Focused Growth ADR ETF and the Madrona International ETF and Madrona Global Bond ETF, respectively. The representatives also described each Sub-Advisor’s business generally, including any noteworthy personnel changes. The Board then discussed the written materials that the Board received before the

Meetings, the Sub-Advisor’s oral presentations and any other information that the Board received at the Meetings, and deliberated on the renewal of the Sub-Advisory Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Sub-Advisors

In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to the Funds. The most recent investment adviser registration forms (“Forms ADV”) for the Sub-Advisors were also provided to the Board, as were the responses of the Sub-Advisors to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered each Sub-Advisor’s overall high quality of personnel, operations, financial condition, and investment advisory capabilities and information concerning the Sub-Advisor’s compliance function, operational capabilities and portfolio management team. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by each Sub-Advisor.

Investment Performance of the Funds

The Board was provided with information regarding each Fund’s performance since its Sub-Advisory Agreement was last approved, as well as information regarding each Fund’s performance since its inception. At the Meetings, representatives of each Sub-Advisor provided information regarding, and led a discussion of, factors impacting the performance of the Funds, outlining current market conditions and explaining the Sub-Advisor’s expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the sub-advisory fee payable with respect to each Fund is reasonable, the Board reviewed a report of the sub-advisory fee paid by the Advisor to each Sub-Advisor, and the fees and expenses waived and/or reimbursed by the Sub-Advisors over the period, as well as the costs and other expenses incurred by the Sub-Advisors in providing advisory services. The Board also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable funds and noted each Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds. The Board concluded for each Fund that the sub-advisory fee appeared reasonable in light of the services rendered. In addition, the Board considered for each Fund whether economies of scale were realized during the current contract period, but concluded that no economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fees are reasonable in light of the services that it provides to its respective Fund; and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Initial Approval of the Advisory and Sub-Advisory Agreements for QAM Equity Hedge ETF, STAR Global Buy-Write ETF, Global Alpha and Beta ETF and Pring Turner Business Cycle ETF

At in-person meetings of the Board held on August 30, 2011, November 16, 2011, and May 21, 2012 (together, the “Initial Approval Meetings”), the Board considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AdvisorShares Investments, LLC (the “Advisor”), for an initial term of two years, on behalf of the QAM Equity Hedge ETF, STAR Global Buy-Write ETF, Global Alpha and Beta ETF and Pring Turner Business Cycle ETF (each, a “Fund” and collectively, the “Funds”). The Board also considered the approval of separate sub-advisory agreements (together, the “Sub-Advisory Agreements,” and collectively, with the Advisory Agreement, the “New Agreements”) between the Advisor and (1) Commerce Asset Management, LLC, a Delaware limited liability company, on behalf of the QAM Equity Hedge ETF, (2) Partnervest Advisory Services, LLC, a California limited liability company, on behalf of the STAR Global Buy-Write ETF, (3) Your Source Financial, PLC, an Arizona limited liability company, on behalf of the Global Alpha and Beta ETF, and (4) Pring Turner Capital Group, a California corporation, on behalf of the Pring Turner Business Cycle ETF (each, a “Sub-Advisor,” collectively, the “Sub-Advisors” and, together with the Advisor, the “Advisors”) pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the New Agreements for initial two-year terms. Each New Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each New Agreement for an additional one-year term.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisors. In that regard, the Board reviewed presentations it received from each Sub-Advisor, which included information with respect to staffing, management, organizational structure and investment philosophy and processes at each firm. The Board also reviewed information comparing the proposed investment advisory fee rates with a group of comparable funds. The Board also received various other materials which it considered relevant to its consideration and approval of the proposed New Agreements.

At the conclusion of its review of the materials discussed above and the discussions among the Trustees leading up to and during the Initial Approval Meetings, the Board, on behalf of the Trust and the Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of each of the proposed New Agreements.

In considering each of the proposed New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Funds, and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under the circumstances, in the best interests of the Funds. Among the factors that the Board considered and conclusions that the Trustees, in their business judgment, reached included, principally, the following: (i) their favorable evaluation of the investment performance of each Advisor; (ii) their favorable evaluation of the nature, extent and quality of the investment management services proposed to be provided by the Advisors to the Funds; (iii) their satisfaction that the investment advisory fee rates proposed for the Funds are consistent with applicable standards and are reasonable and fair; and (iv) their assessment that the Advisors’ projected profitability in connection with providing investment management services to the Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board at the Initial Approval Meetings are addressed in more detail below.

Nature, Quality, and Extent of Services to be Provided by the Advisor and Sub-Advisors

In considering the nature, extent and quality of the services proposed to be provided by the Advisors, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers responsible for managing the Funds. The Board also discussed information set forth in each firm’s Form ADV (Parts 1A and 2A), which provides information about each firm, its management, and its business activities and affiliations. In addition, the Board observed that the Chief Compliance Officer of the Trust reviewed each firm’s compliance program and determined that they were reasonably designed to prevent violation of the federal securities laws as applicable to the Funds. For the Global Alpha and Beta ETF and Pring Turner Business Cycle ETF, the Board considered the professional experience and qualifications of their respective Sub-Advisors’ senior management and key professional personnel, including those individuals responsible for portfolio management. The Board also considered their respective Sub-Advisors’ operational capabilities and resources, and their depth and breadth of experience in managing investment portfolios. Based on its review, the Board determined that the Advisor, the Sub-Advisors and their respective personnel were well-qualified to provide all required services to the Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance of the Funds

In connection with the assessment of the ability of each Sub-Advisor to perform its duties under its Sub-Advisory Agreement, the Board considered the sufficiency of each Sub-Advisor’s resources. The Board concluded that each Sub-Advisor had the financial resources necessary to perform its obligations under its Sub-Advisory Agreement. The Board heard an overview of each Sub-Advisor’s investment philosophy, the proposed portfolio construction of each Fund, and the specific investment techniques to be employed. The Board also reviewed the overall investment performance of each Sub-Advisor.

Cost of Services to be Provided and Profits to be Realized by the Advisor, Sub-Advisors and their Affiliates under the New Agreements, and Comparative Fees

The Board considered the cost of the services to be provided by the Advisors, and reviewed the investment advisory fees to be paid pursuant to the New Agreements. In addition, the Board discussed the fee arrangements between the Advisor and each Sub-Advisor. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds in peer groups, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual agreement to waive a portion of its advisory fee in an effort to control the expense ratios of the Funds. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each of the Funds was consistent with applicable standards and was reasonable and fair.

Economies of Scale

For the Funds, the Board concluded that economies of scale would not likely be realized during the Sub-Advisors’ initial term and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the investment sub-advisory fees paid to the Sub-Advisors appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the New Agreements are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is fair and reasonable in light of the services that it will provide to its respective Fund, and (iii) agreed to approve the New Agreements for initial terms of two years.

SUPPLEMENTAL INFORMATION

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor
AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

Sub-Adviser
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, CA 94597

Cambria Investment Management, L.P.
2321 Rosecrans Avenue, Suite 3225
El Segundo, California 90245

Ranger Alternative Management, L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93103

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

TrimTabs Asset Management, LLC
2018 Stony Oak Court
Santa Rosa, CA 95403

Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, MA 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, MA 02738

Rockledge Advisors, LLC
460 Classon Avenue
Brooklyn, NY 11238

Partnervest Advisory Services, LLC
1216 State Street, 3rd Floor
Santa Barbara, CA 93101

Pring Turner Capital Group
1600 South Main Street, Suite 375
Walnut Creek, CA 94596

Your Source Financial, PLC
707 E. Northern Avenue
Phoenix, AZ 85020

Commerce Asset Management, LLC
6075 Poplar Avenue, Suite 700
Memphis, TN 38119

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by
Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AdvisorShares Trust

By: Noah Hamman

Noah Hamman, Chief Executive Officer

Date: March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: AdvisorShares Trust

By: Noah Hamman

Noah Hamman, Chief Executive Officer

Date: March 6, 2013

By: Dan Ahrens

Dan Ahrens, Treasurer

Date: March 6, 2013